As filed with the Securities and Exchange Commission on October 24, 2019

Securities Act File No. 033-40823

Investment Company Act No. 811-06318

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1933

Post-effective Amendment No. 80	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 82	☒

(Check appropriate box or boxes)

Morgan Stanley Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 869-3326

CT Corp

155 Federal Street Suite 700

Boston, MA 02110

(Name and Address of Agent for Service)

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(3)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	On January 1, 2020 pursuant to paragraph (a)(2) of rule 485

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

Morgan Stanley

Morgan Stanley

Pathway Funds

Prospectus

[            ], 2019

•	Municipal Bond Fund (TMUUX)

INVESTMENT PRODUCTS: NOT FDIC INSURED ● NO BANK GUARANTEE ● MAY LOSE VALUE

The Securities and Exchange Commission has not approved or disapproved this security or determined whether this Product is accurate or complete. Any statement to the contrary is a crime.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.morganstanley.com/cgcm), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a financial advisor) or, if you are a direct investor, by calling 1-800-869-3326.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-800-869-3326 to let the Funds know you wish to continue receiving paper copies of your shareholder reports.

Morgan Stanley

Pathway Funds

Municipal Bond Fund

Investment objective

A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Annual Advisory Program Fees

(fees paid directly from your investment in the applicable Morgan Stanley-sponsored investment advisory program)

Maximum annual fees in the TRAK® Pathway, Consulting Group Advisor, Select UMA or Portfolio Management investment advisory programs (as a percentage of prior quarter-end net assets)*	2.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment in the Fund)

Management Fees*	[0.40	]%
Distribution (12b-1) Fees	[None	]
Other Expenses	[	]%
Total Annual Fund Operating Expenses	[	]%
Waiver*^	[	]%
Net Annual Fund Operating Expenses*	[	]%

*

[Effective January 1, 2019, CGAS (defined herein) has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total management fees if they are less than such amount. This fee waiver and reimbursement agreement shall remain in effect until January 1, 2020. The agreement may be amended or terminated only with the consent of the Board of Trustees.]

^	[No portion of the management fees were waived during the most recent fiscal year.]

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures are calculated based upon total annual Fund operating expenses and a maximum annual fee of 2.0% for the applicable Morgan Stanley-sponsored investment advisory program through which you invest. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

AFTER 1 YEAR	AFTER 3 YEARS			AFTER 5 YEARS			AFTER 10 YEARS
$[ ]	$	[	]	$	[	]	$	[	]

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

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Principal investment strategies

The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes but such bonds may pay income that is subject to the Alternative Minimum Tax.

Credit quality. The Fund limits its investments to 20% in municipal obligations that are rated below investment grade by a nationally recognized statistical rating organization, or, if unrated, of equivalent quality as determined by the Sub-adviser.

Duration. The Fund’s average portfolio duration, as calculated by the Sub-adviser, is typically maintained at +/- 3 years of the average benchmark duration, which is the average duration of all the constituent bonds in the Bloomberg Barclays U.S. Municipal Bond Index. The Sub-adviser seeks to target the average duration of the benchmark which varies over time and may be impacted by market conditions. Duration is an approximate measure of the sensitivity of the market value of the portfolio holdings to changes in interest rates.

The Fund may engage in transactions in certain derivatives, such as financial futures contracts and options thereon, indexed and inverse floating rate obligations and swap agreements, including credit default swap agreements. The Fund may use derivative instruments to hedge its investments or to seek to enhance returns.

The Fund may leverage its assets through the use of proceeds received through tender option bond transactions. In a tender option bond transaction, the Fund transfers municipal bonds or other municipal securities into a special purpose entity (a “TOB Trust”). A TOB Trust typically issues two classes of beneficial interests: short-term floating rate interests (“TOB Floaters”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the Fund. The Fund may invest in TOB Residuals and may also invest in TOB Floaters. The Fund will look through to the underlying municipal bond held by a TOB Trust for purposes of the Fund’s 80% policy.

Principal risks of investing in the Fund

Loss of money is a risk of investing in the Fund.

The Fund’s principal risks include:

•

Market Risk, which is the risk that municipal bond prices decline overall. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

•

Interest Rate Risk, which is the risk that interest rates rise and fall over time. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

•

Credit and Junk Bond Risk, which means the credit quality of an investment could cause the Fund to lose money. Non-investment grade securities (sometimes called “high yield securities” or “junk bonds”) involve greater risks of default or downgrade, are more volatile and may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity, which could substantially adversely affect the market value of the securities.

•

Prepayment and Extension Risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price.

•

Municipal Securities Risk, which includes the risk that new federal or state legislation or Internal Revenue Service determinations may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of the municipalities to repay these obligations. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more

4

sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities. Due to local economic and financial conditions, certain municipal issuers will be more susceptible to default on their obligations than others. Each of these risks may be heightened with respect to investments in U.S. instrumentalities, such as Guam, the Virgin Islands and Puerto Rico.

•

Liquidity Risk, exists when securities are difficult or impossible for the Fund to sell at the time and the price that the Fund would like due to a limited market or to legal restrictions. These securities may also need to be fair valued.

•

Taxation Risk, which means the possibility that some of the Fund’s income distributions, and distributions of the Fund’s gains, may be subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

•

Manager Risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•

Issuer Risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

Leverage Risk, which means the Fund’s use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

•

Tender Option Bonds and Related Securities Risk, which means the Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the Extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.

•

Derivatives Risk, which means that the Fund’s use of futures, options and swaps based on fixed income instruments to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. Even a small investment in futures, options and swaps can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using futures, options and swaps can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on its investment in futures, options and swaps if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain futures, options and swaps presents the same types of credit risks as issuers of fixed income securities. Investing in futures, options and swaps can also make the Fund’s assets less liquid and harder to value, especially in declining markets.

For more information on the risks of investing in the Fund please see the Fund details section of this Prospectus.

Performance

The bar chart below shows how the Fund’s investment results have varied from year to year, and the following table shows how the Fund’s annual total returns for various periods compare to those of the Fund’s benchmark index and Lipper peer

5

group. This information provides some indication of the risks of investing in the Fund. The Fund is available only to investors participating in Morgan Stanley-sponsored investment advisory programs. These programs charge an annual fee (see Annual Advisory Program Fees above). The performance information in the bar chart and table below does not reflect this fee, which would reduce your return. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For current performance information please see www.morganstanley.com/wealth-investmentsolutions/cgcm.

Annual total returns (%) as of December 31, 2018

[to be updated for December 2018]

Fund’s best and worst calendar quarters

Best: [    ]% in [    ] quarter [    ]

Worst: [    ]% in [    ] quarter [    ]

Year-to-date: [    ]% (through [    ] quarter [    ])

Average Annual Total Returns

(for the periods ended December 31, 2018)

INCEPTION DATE: 11/18/1991	1 YEAR		5 YEARS		10 YEARS
Fund (without advisory program fee)
Return Before Taxes	[	]%	[	]%	[	]%
Return After Taxes on Distributions	[	]%	[	]%	[	]%
Return After Taxes on Distributions and Sale of Fund Shares	[	]%	[	]%	[	]%
Bloomberg Barclays U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	[	]%	[	]%	[	]%
Lipper General & Insured Municipal Debt Funds Average	[	]%	[	]%	[	]%

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

The Fund’s primary benchmark is the Bloomberg Barclays U.S. Municipal Bond Index. The benchmark is a composite measure of the total return performance of the municipal bond market. Unlike the Fund, the benchmark is unmanaged and does not include any fees or expenses. An investor cannot invest directly in an index.

The Fund also compares its performance with the Lipper General & Insured Municipal Debt Funds Average. The Lipper General & Insured Municipal Debt Funds Average is composed of funds that, by fund practice, invest in municipal debt issues in the top four credit ratings as determined by a nationally recognized statistical rating organization.

Investment adviser

Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley, serves as the investment adviser for the Fund. Subject to Board review, the Manager selects and oversees professional money managers (the Sub-advisers) who are responsible for investing the assets of the Fund. The Sub-advisers are selected based primarily upon the research and recommendation of the Manager, which includes a quantitative and qualitative evaluation of a Sub-adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies. The Manager allocates and, when appropriate, reallocates the Fund’s assets among one or more Sub-advisers, continuously monitors and evaluates Sub-adviser performance (including trade execution), performs other due diligence functions (such as an assessment of changes in personnel or other developments at the Sub-advisers), and oversees Sub-adviser

6

compliance with the Fund’s investment objectives, policies and guidelines. The Manager also monitors changes in market conditions and considers whether changes in the allocation of Fund assets or the lineup of Sub-advisers should be made in response to such changes in market conditions. Sub-advisers may also periodically recommend changes or enhancements to the Fund’s investment objectives, policies and guidelines, which are subject to the approval of the Manager and may also be subject to the approval of the Board.

Sub-adviser and portfolio managers

BlackRock Financial Management, Inc. (“BlackRock”)

PORTFOLIO MANAGER	SUB-ADVISER OR ADVISER	FUND’ PORTFOLIO MANAGER SINCE
Michael Kalinoski, CFA® Director	BlackRock	2019
Kevin Maloney, CFA® Vice President	BlackRock	2019

Purchase and sale of Fund shares

Purchases of shares of the Fund must be made through an investment advisory program with Morgan Stanley. You may purchase or sell shares of the Fund at net asset value on any day the New York Stock Exchange (“NYSE”) is open by contacting your Morgan Stanley Financial Advisor.

•	The minimum initial aggregate investment in the Morgan Stanley-sponsored investment advisory programs is $1,000.

•	There is no minimum on additional investments in the Fund or the applicable investment advisory program through which you invest.

•	Each of the Fund and the Morgan Stanley-sponsored investment advisory programs through which investments in the Fund are offered may vary or waive these investment minimums at any time.

For more information about the Morgan Stanley-sponsored investment advisory programs, see the About the Fund section of this Prospectus.

Tax information

The Fund’s distributions are generally expected to be exempt from regular federal income tax.

Payments to financial intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

How the Sub-adviser selects the Fund’s investments

BlackRock Financial Management, Inc. (“BlackRock”) seeks to achieve its objective by investing at least 80% of its assets in municipal bonds. Municipal bonds include debt obligations issued by or on behalf of a governmental entity or other qualifying issuer that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (except that the interest may be includable in taxable income for purposes of the Federal alternative minimum tax). Municipal bonds may be obligations of a variety of issuers, including governmental entities or other qualifying issuers. Issuers may be states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. Municipal bonds also include short-term tax-exempt obligations like municipal notes and variable rate demand obligations. The Fund limits its investments to 20% in municipal obligations that are rated below investment grade by a nationally recognized statistical rating organization, or, if unrated, of equivalent quality as determined by the Sub-adviser. The percentage of the Fund’s assets allocated to BlackRock is targeted at 100%.

Principal risks

Loss of money is a risk of investing in the Fund.

7

The Fund’s principal risks include:

•

Market Risk, which is the risk that municipal bond prices decline overall. Bond markets tend to move in cycles, with periods of rising prices and periods of falling prices. Markets are volatile and can decline significantly in response to real or perceived adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

•

Interest Rate Risk, which is the risk that interest rates rise and fall over time. As the yields of the underlying investments change over time, the Fund’s yield will change. When interest rates are low, the Fund’s yield and total return also may be low. When interest rates rise, bond prices generally fall, which might cause the Fund’s share price to fall. The longer the Fund’s maturity, the more sensitive its share price will be to interest rate movements. Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the net asset value of the Fund’s shares.

•

Credit and Junk Bond Risk, which means the credit quality of an investment could cause the Fund to lose money. Non-investment grade securities (sometimes called “high yield securities” or “junk bonds”) involve greater risks of default or downgrade, are more volatile and may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity, which could substantially adversely affect the market value of the securities.

•

Prepayment and Extension Risks, which means a debt obligation may be paid off earlier or later than expected. Either situation could cause the Fund to hold securities paying lower-than-market rates of interest, which could hurt the Fund’s yield or share price. Additionally, rising interest rates tend to extend the duration of certain fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility. This is known as extension risk. When interest rates decline, borrowers may pay off their fixed income securities sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. This is known as prepayment risk.

•

Municipal Securities Risk, which includes the risk that new federal or state legislation or Internal Revenue Service determinations may adversely affect the tax-exempt status of securities held by the Fund or the financial ability of the municipalities to repay these obligations. Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities. Due to local economic and financial conditions, certain municipal issuers will be more susceptible to default on their obligations than others. Each of these risks may be heightened with respect to investments in U.S. instrumentalities, such as Guam, the Virgin Islands and Puerto Rico.

•

Liquidity Risk, which means when there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the Fund’s share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well-developed or liquid than many other securities markets, which may adversely affect the Fund’s ability to sell such municipal bonds at attractive prices.

8

•

Taxation Risk, which means the possibility that some of the Fund’s income distributions may be, and distributions of the Fund’s gains may be subject to federal taxation. The Fund may realize taxable gains on the sale of its securities or other transactions, and some of the Fund’s income distributions may be subject to the federal alternative minimum tax. This may result in a lower tax-adjusted return. Additionally, distributions of the Fund’s income and gains generally will be subject to state taxation.

•

Manager Risk, which is the risk that poor security selection by the Sub-adviser will cause the Fund to underperform relevant benchmarks or other investments with similar strategies. This risk is common for all actively managed funds.

•

Issuer Risk, which is the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

Leverage Risk, which means the Fund’s use of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities and cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to maintain asset coverage.

•

Tender Option Bonds and Related Securities Risk, which means the Fund’s participation in tender option bond transactions may reduce the Fund’s returns and/or increase volatility. Investments in tender option bond transactions expose the Fund to counterparty risk and leverage risk. An investment in a tender option bond transaction typically will involve greater risk than an investment in a municipal fixed rate security, including the risk of loss of principal. Distributions on TOB Residuals will bear an inverse relationship to short-term municipal security interest rates. Distributions on TOB Residuals paid to the Fund will be reduced or, in the Extreme, eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. TOB Residuals generally will underperform the market for fixed rate municipal securities in a rising interest rate environment. The Fund may invest in TOB Trusts on either a non-recourse or recourse basis. If the Fund invests in a TOB Trust on a recourse basis, it could suffer losses in excess of the value of its TOB Residuals.

•

Derivatives Risk, which means that the Fund’s use of futures, forwards, options, swaps and swaptions based on fixed income instruments to enhance returns or hedge against market declines subjects the Fund to potentially greater volatility and/or losses. Even a small investment in futures, forwards, options, swaps and swaptions can have a large impact on the Fund’s interest rate, securities market and currency exposure. Therefore, using futures, forwards, options, swaps and swaptions can disproportionately increase losses and reduce opportunities for gains when interest rates, stock prices or currency rates are changing. The Fund may not fully benefit from or may lose money on its investment in futures, forwards, options, swaps and swaptions if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other party to certain futures, forwards, options, swaps and swaptions presents the same types of credit risks as issuers of fixed income securities. Investing in futures, forwards, options, swaps and swaptions can also make the Fund’s assets less liquid and harder to value, especially in declining markets.

9

About the fund

Consulting Group Advisory Services LLC (“CGAS” or the “Manager”), a business of Morgan Stanley, serves as the investment adviser for each series of the Morgan Stanley Pathway Funds (the “Trust,” and each series, a “Fund,” and collectively, the “Funds”). The Funds share a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser,” and collectively, the “Sub-advisers”) who are responsible for investing the assets of the Funds.

The investments and strategies described in this prospectus are those that CGAS and the Sub-adviser use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if CGAS or the Sub-adviser believe that the risk of loss outweighs the opportunity for capital gains or higher income. There is no guarantee that the Fund will achieve its investment objective. Unless otherwise explicitly stated herein, or in the Statement of Additional Information (“SAI”), the investment policies and restrictions of the Fund are not fundamental and may be changed by the Board of Trustees of the Trust (“Board”), upon 60 days’ written notice to shareholders and without shareholder approval.

The multi-manager strategy

Subject to Board review and approval, and in reliance on an exemptive order obtained from the SEC, the Manager selects and oversees professional money managers (the Sub-advisers) who are responsible for investing the assets of the Fund. The exemptive order permits CGAS, with the approval of the Board, to retain unaffiliated sub-advisers for the Fund without submitting the sub-advisory agreements to a vote of the Fund’s shareholders. Among other things, the exemptive order permits the non-disclosure of amounts payable by CGAS under such sub-advisory agreements.

The Sub-advisers are selected based primarily upon the research and recommendation of the Manager, which includes a quantitative and qualitative evaluation of a Sub-adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies. The Manager allocates and, when appropriate, reallocates the Fund’s assets among the Sub-advisers, continuously monitors and evaluates Sub-adviser performance (including trade execution), performs other due diligence functions (such as an assessment of changes in personnel or other developments at the Sub-advisers), and oversees Sub-adviser compliance with the Fund’s investment objectives, policies and guidelines. The Manager also monitors changes in market conditions and considers whether changes in the allocation of Fund assets or the lineup of Sub-advisers should be made in response to such changes in market conditions. Sub-advisers may also periodically recommend changes or enhancements to the Fund’s investment objectives, policies and guidelines, which are subject to the approval of the Manager and may also be subject to the approval of the Board.

The Manager screens a universe of registered investment advisory firms and tracks the performance of these advisory firms. The Manager continually evaluates the strength and performance of these firms, focusing on a number of key issues, which may include:

•	level of expertise

•	relative performance and consistency of performance

•	strict adherence to investment discipline or philosophy

•	personnel, facility and financial strength

•	quality of service and communication

The Manager employs a rigorous evaluation process to select Sub-advisers that have distinguished themselves through consistent and superior performance. The Manager recommends the portion of assets of the Fund to be managed by each Sub-adviser and may adjust each allocation by up to 10% without Board approval under normal circumstances. During unusual economic or market conditions or in response to developments at one or more Sub-advisers, the Manager may adjust allocations without limitation.

About the Morgan Stanley-sponsored investment advisory programs

Shares of the Fund are only available to participants in certain investment advisory programs sponsored by Morgan Stanley. The services offered through these programs may provide investors with asset allocation recommendations, which are implemented through the Funds.

These services generally include:

•	evaluating the investor’s investment objectives and time horizon

•	analyzing the investor’s risk tolerance

•	recommending an allocation of assets among the Funds in the Trust

•	providing monitoring reports containing an analysis and evaluation of an investor’s account and recommending any changes

While an investment advisory program makes recommendations, the ultimate investment decision is typically up to the investor and not the provider of the investment advisory program. Under an investment advisory program, an investor typically pays an advisory fee that may vary based on a number of factors. The maximum shareholder fee (in addition to annual fund operating expenses) for assets invested in the Trust through the TRAK Pathway, Consulting Group Advisor, Select UMA or the Portfolio Management investment advisory programs is 2.00% of average quarter-end net assets.

10

Morgan Stanley Smith Barney, LLC (“the “Distributor”) may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the Distributor and other affiliates of the Manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a Fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Portfolio holdings

A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio securities is available in the Fund’s SAI.

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Fund Management

The Manager’s address is 2000 Westchester Avenue, Purchase, NY 10577. CGAS was formed as a Delaware corporation on September 21, 2005, and was reorganized as a Delaware limited liability company in May 2009. The Trust’s distributor, Morgan Stanley, is an affiliate of the Manager. The Manager was established to match the investment needs of institutional investors and substantial individual investors with appropriate and well qualified investment advisers.

Subject to the review and approval of the Board, and in reliance on an exemptive order obtained from the SEC, the Manager is responsible for selecting, supervising, monitoring and evaluating the Sub-advisers. The Manager may adjust the allocation of the Fund’s assets among Sub-advisers by up to 10%. Only the Board can make any adjustment affecting more than 10% of the Fund’s assets. The Manager also is responsible for recommending to the Board whether a Sub-adviser should be replaced. The Fund relies upon an exemptive order from the SEC that permits the Manager to select new Sub-advisers or replace existing Sub-advisers without first obtaining shareholder approval. One of the conditions of the exemptive order is that the Board, including a majority of the “non-interested” Trustees, must approve each new Sub-adviser. In accordance with the exemptive order, the Fund will provide     investors with information about each new Sub-adviser within 90 days of the hiring of any new Sub-adviser. The exemptive order also permits the non-disclosure of amounts payable by CGAS to each Sub-adviser.

[A discussion regarding the Board’s basis for approving the investment advisory and sub-advisory agreements is available in the Trust’s Annual Report for the year ended August 31, 2018. For Sub-advisers approved after August 31, 2018, a discussion of the Board’s basis for approval of such agreement(s) is available in the Trust’s Semi-Annual Report for the period ending February 28, 2019.]

The Sub-adviser. The Sub-adviser is responsible for the day-to-day investment management of the Fund. The name and address of the Sub-adviser, the percentage of Fund assets the Sub-adviser manages and certain information about the Fund manager or portfolio management team for the Fund are set forth below. The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

FUND	SUB-ADVISER OR ADVISER	PERCENTAGE	FUND MANAGER/FUND MANAGEMENT TEAM MEMBERS, TITLE, PAST 5 YEARS’ BUSINESS EXPERIENCE	FUND MANAGER SINCE
Municipal Bond Fund	BlackRock Financial Management, Inc. (“BlackRock”) Park Avenue Plaza 55 East 52nd St. New York, NY 10055	100%	Michael Kalinoski, CFA® Director (1999-Present). Mr. Kalinoski’s service with the firm dates back to 1999, including his years with Merrill Lynch Investment Managers (MLIM), which merged with BlackRock in 2006. At MLIM, he was a member of the tax-exempt fixed income team responsible for managing a number of national and state funds. Prior to joining MLIM in 1999, Mr. Kalinoski was a municipal trader with Strong Capital Management. Mr. Kalinoski earned a Bachelor of Science in Accounting from Marquette University in 1992.	2019

			Kevin Maloney, CFA® Vice President (2011-Present). Mr. Maloney began his career at BlackRock in 2011 as an Analyst on the Municipal Credit Research Team. He currently serves as a Portfolio Manager for the Municipal Mutual Fund Desk within BlackRock’s Global Fixed Income Group. Mr. Maloney graduated from Drexel University in 2011 with a Bachelor of Science in Finance.	2019

Management Fees. The Manager receives a management fee from the Fund for its services. In turn, the Manager pays the Sub-adviser a fee for its sub-advisory services. The Manager may voluntarily waive a portion or all of the management fees otherwise payable to it by the Fund. The chart below shows the contractual management fees for the Fund and the actual management fees paid to the Manager for the fiscal year ended [                    ], based on a percentage of average daily net assets:

FUND	CONTRACTUAL MANAGEMENT FEE		ACTUAL MANAGEMENT FEE PAID DURING MOST RECENT FISCAL YEAR
Municipal Bond Fund	[	]%	[	]%

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Potential Conflicts of Interest. The management fees paid by the Fund to the Manager and the sub-advisory fees paid by the Manager to the Sub-adviser vary depending upon the Fund. The Manager intends to comply with the standards of fiduciary duty that require it to act solely in the best interest of a participant when making such investment recommendations and to avoid any conflict of interest. Due to the structure of its contractual fee waiver, which was designed to mitigate potential conflicts of interest, the Manager will not retain a larger portion of its management fees for any Fund, relative to any other Fund.

The SAI provides additional information about the Sub-adviser, including more information about its investment strategies and techniques, compensation paid to the Sub-adviser’s portfolio manager(s), other accounts managed by such portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

Morgan Stanley affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the Fund. They may also own the securities of these issuers. However, in making investment decisions for the Fund, the Manager does not obtain or use inside information acquired by any division, department or affiliate of Morgan Stanley in the course of those relationships. To the extent the Fund acquires securities from an issuer that has a borrowing or other relationship with Morgan Stanley or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Morgan Stanley and/or its affiliates.

Additional information regarding various former or current affiliates of, or predecessors to, CGAS or Morgan Stanley is included in the Trust’s Annual Report and the Form ADV of CGAS.

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Investment and account information

Account transactions

Purchase of shares. You may purchase shares of the Fund if you are a participant in an advisory program sponsored by Morgan Stanley. You may establish a brokerage account with Morgan Stanley free of charge in order to purchase shares of the Fund.

•	The minimum initial aggregate investment in the Morgan-Stanley-sponsored investment advisory programs is $1,000.

•

The minimum investment in the Fund is $100. In other words, in order to invest in the Fund through your Morgan Stanley-sponsored investment advisory program, you must allocate at least $100 of your investment advisory program assets to the Fund.

•	There is no minimum on additional investments in the Fund or the applicable investment advisory program through which you invest.

•	Each of the Fund and the Morgan Stanley-sponsored investment advisory programs through which investments in the Fund are offered may vary or waive these investment minimums at any time.

Shares of the Fund are sold at net asset value per share (“NAV”) without imposition of a sales charge but will be subject to any applicable advisory program fee. You may buy shares of the Fund at NAV on any day the NYSE is open by contacting your broker. All orders to purchase received by Morgan Stanley before 4:00 p.m. Eastern time will receive that day’s share price. Orders received after 4:00 p.m. will receive the next day’s share price. If the NYSE closes early, the Funds may accelerate transaction deadlines accordingly. All purchase orders must be in good order to be accepted. This means you have provided the following information:

•	Name of the Fund

•	Your account number

•	Dollar amount or number of shares to be purchased

•	Signatures of each owner exactly as the account is registered

The Fund reserves the right to reject purchase orders or to stop offering its shares without notice. No order will be accepted unless Morgan Stanley has received and accepted an advisory agreement signed by the investor participating in a Morgan Stanley-sponsored investment advisory program. Orders may only be accepted from investors who maintain a brokerage account with Morgan Stanley. Payment for shares must be received by Morgan Stanley within three business days after the order is placed in good order.

Customer Identification Program. Federal law requires the Trust to obtain, verify and record identifying information, which will be reviewed solely for customer identification purposes, which may include the name, residential or business street address, date of birth (for an individual), Social Security Number or taxpayer identification number or other information, for each investor who opens an account directly with the Trust. Applications without the required information may not be accepted. After accepting an application, to the extent permitted by applicable law or its customer identification program, the Trust reserves the right to: (i) place limits on transactions in any account until the identity of the investor is verified; (ii) refuse an investment in the Trust; or (iii) involuntarily redeem an investor’s shares and close an account in the event that the Trust is unable to verify an investor’s identity. The Trust has appointed an anti-money laundering officer to administer this process. The Trust will not be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required information or from closing an account and redeeming an investor’s shares pursuant to the customer identification program.

Redemption of shares. You may sell shares of the Fund at NAV on any day the NYSE is open by contacting your broker. All redemption requests accepted by Morgan Stanley before 4:00 p.m. Eastern time on any business day will be executed at that day’s share price. Orders accepted after 4:00 p.m. will be executed at the next day’s price. If the NYSE closes early, the Funds may accelerate transaction deadlines accordingly. All redemption orders must be in good form, which may require a signature guarantee (available from most banks, dealers, brokers, credit unions and federal savings and loan associations, but not from a notary public) to assure the safety of your account. If you discontinue your Morgan Stanley advisory service, you must redeem your shares in the Fund. The Fund is available only to investors in Morgan Stanley-sponsored investment advisory programs. If any account does not meet this or any other eligibility requirement, we reserve the right to liquidate such account.

In certain circumstances, the Board of Trustees may determine that it would be detrimental to the best interests of the Fund’s shareholders to make a redemption payment wholly in cash. In such situations, the Fund may pay a portion of a shareholder redemption request by a distribution in-kind of readily marketable portfolio securities, subject to applicable laws and regulations and the policies of the Trust. Shareholders receiving distributions in-kind may incur brokerage commissions when subsequently disposing of those securities.

The Fund has the right to suspend redemptions of shares and to postpone the transmission of redemption proceeds to a shareholder’s account at Morgan Stanley for up to seven days, as permitted by law. Redemption proceeds held in an investor’s brokerage account generally will not earn any income and Morgan Stanley may benefit from the use of temporarily uninvested funds. A shareholder who pays for shares of the Fund by personal check will be credited with the proceeds of a redemption of those shares after the purchaser’s check has cleared, which may take up to 10 days.

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Exchange of shares. An investor that participates in an advisory program sponsored by Morgan Stanley may exchange shares in the Fund for shares in any other Fund in the Trust at NAV without payment of an exchange fee. Be sure to read the Prospectus and consider the investment objectives and policies of any Fund into which you make an exchange. An exchange is a taxable transaction except for exchanges within a retirement account.

Frequent purchases and sales of portfolio shares. Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of the Fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on the Fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of the Fund, a portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the Fund’s investment objective. Frequent trading may cause the Fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the Fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the Fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the Fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other Funds could also be affected.

Because of the potential harm to the Fund and its long-term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance and other techniques. Under these policies and procedures, the Trust may limit additional exchanges or purchases of Fund shares by shareholders whom the Manager believes to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of Fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of Fund shares, but the Trust reserves the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the Manager believes to be obvious market timing, the Manager will seek to block future purchases and exchanges of Fund shares by that account. Where surveillance of a particular account indicates activity that the Manager believes could be either abusive or for legitimate purposes, the Trust may permit the account holder to justify the activity.

The policies apply to any account, whether an individual account or accounts with financial intermediaries, such as investment advisers and retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account.

The Trust’s policies also require personnel, such as portfolio managers and investment staff, to report any abnormal or otherwise suspicious investment activity, and prohibit short-term trades by such personnel for their own account in mutual funds managed by the Manager and its affiliates, other than money market funds. Additionally, the Trust has adopted policies and procedures to prevent the selective release of information about the portfolio holdings held by Funds of the Trust, as such information may be used for market-timing and similar abusive practices.

Share certificates. Share certificates for the Fund will no longer be issued. If you currently hold share certificates of the Fund, such certificates will continue to be honored.

Account Termination. Either Morgan Stanley or you may terminate your account. If you terminate your advisory relationship, Morgan Stanley reserves the right to liquidate all MS Pathway Fund shares in your account.

Valuation of shares

The Fund offers its shares at NAV. The Fund calculates its NAV once daily as of the close of regular trading on the NYSE (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. If the NYSE closes early, the Fund may accelerate calculation of NAV.

The valuation of the securities of the Fund is determined in good faith by or under the direction of the Board. The Board has approved procedures to be used to value the Fund’s securities for the purposes of determining the Fund’s NAV. The Board has delegated certain valuation functions to the Manager. The Fund generally values its securities based on readily available market quotations determined at the close of trading on the NYSE. Debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by approved third-party pricing agents.

The Fund’s currency conversions, if any, are done as of the close of the New York Stock Exchange (“NYSE”). For securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by third-party pricing vendors using a variety of pricing techniques and methodologies. If vendors are unable to supply a price, or if the price supplied is deemed by the Manager to be unreliable, the Manager may determine the price, using quotations received from one or more broker/dealers that make a market in the security or by using fair value procedures approved by the Board. If the Fund invests in emerging market securities and in securities rated below investment grade, some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable; the Fund may use fair valuation procedures more frequently than funds that

15

invest primarily in exchange-traded securities. The Fund also may use fair value procedures if the Manager determines that a significant event has occurred between when a market price is determined and when the Fund’s NAV is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund calculates its NAV.

Valuing securities using fair value procedures involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time the Fund determines its net asset value.

Additionally, international markets may be open, and trading may take place, on days when U.S. markets are closed. For this reason, the values of foreign securities owned by a Fund could change on days when shares of the Fund cannot be bought or redeemed.

More information about the valuation of the Fund’s holdings can be found in the SAI.

Dividends and distributions

The Fund intends to distribute all or substantially all of its net investment income and realized capital gains, if any, for each taxable year. The Municipal Bond Fund declares and pays dividends, if any, monthly from net investment income. The Fund declares and distributes realized net capital gains, if any, annually, typically in December. The fixed income oriented Funds expect distributions to be primarily from income. All dividends and capital gains are reinvested in shares of the Fund that paid them unless the shareholder elects to receive them in cash.

Taxes

You should always consult your tax advisor for specific guidance regarding the federal, state and local tax effects of your investment in the Fund. The following is a summary of the U.S. federal income tax consequences of investing in the Fund.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Reform Bill”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Most of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to a regulated investment company (“RIC”), such as the Fund. The Tax Reform Bill, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund. You should consult your tax advisor for specific guidance regarding the impact of the Tax Reform Bill on the tax effects of your investment in the Fund.

The Fund is treated as a separate entity for federal tax purposes, and intends to qualify for special tax treatment afforded to regulated investment companies. So long as the Fund meets the requirements for being a tax-qualified RIC, the Fund will pay no federal income tax on the earnings and gains, if any, it distributes to shareholders in a timely manner. If the Fund fails to qualify as a RIC or fails to meet the distribution requirement, the Fund will be subject to federal income tax at regular corporate rates (without a deduction for distributions to shareholders). In addition, when distributed, income (including any distributions of net tax-exempt income and net long-term capital gains) would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits.

Distributions attributable to short-term capital gains are treated as dividends, taxable as ordinary income. Dividends and long-term capital gain distributions received by shareholders, other than in a tax-deferred retirement account, are taxable whether received in cash or reinvested in shares. Dividends are generally taxable as ordinary income and for individual shareholders who satisfy certain holding period requirements, such dividends may be taxable at long-term capital gain rates, currently set at a maximum rate for individuals at 20%, to the extent such dividends are attributable to “qualified dividend income” received by a Fund. “Qualified dividend income” generally consists of dividends received from U.S. corporations (other than dividends from tax-exempt organizations and certain dividends from real estate investment trusts and RICs) and certain foreign corporations. In order for such dividends to be considered “qualified dividend income,” both the shareholders and the Fund must meet certain holding period requirements. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Fund is about to declare a capital gain distribution or a taxable dividend, because the amount of the distribution received will be taxable to you even though it may actually be a return of a portion of your investment. This is known as “buying a dividend” and should be avoided by taxable investors.

The Fund, specifically, expects to meet certain requirements that will allow such fund to pay “exempt-interest” dividends with respect to income derived from interest earned on qualifying tax-exempt obligations, which shareholders may exclude from their gross income for regular federal income tax purposes. Some of the Fund’s income that is exempt from regular federal income taxation may be subject to the alternative minimum tax, for non-corporate shareholders. The Fund may at times buy tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund’s ordinary income and will be ordinary income when it is paid to you. The Fund may not be a suitable investment for individual retirement accounts, for other tax-exempt or tax-deferred accounts or for investors who are not sensitive to the federal income tax consequences of their investments.

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In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether in cash or additional shares) are all taxable events. The following table summarizes the tax status to you, if you are a U.S. shareholder, of certain transactions related to the Fund.

U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Funds). “Net investment income” does not include distributions of exempt interest.

To the extent the Fund invests in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest the Fund received from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which may allow shareholders to offset some of their U.S. federal income tax. The Fund (or its administrative agent) will notify you if it makes such an election and provide you with the information necessary to reflect foreign taxes paid on your income tax return.

TRANSACTIONS	FEDERAL TAX STATUS
Redemptions or exchange of shares	Usually taxable as capital gain or loss; long-term only if shares owned more than one year

Distributions of long-term capital gain	Taxable as long-term capital gain

Distribution of short-term capital gain	Generally taxable as ordinary income

Dividends from net investment income	Taxable as ordinary income, but potentially taxable at long-term capital gain rates for equity oriented Funds if qualify for treatment as qualified dividend income

Exempt-interest dividends from Municipal Bond Fund	Generally not taxable, may be subject to alternative minimum tax for non-corporate shareholders

Any of the above received by a qualified retirement account	Not currently taxable, provided purchase of shares not debt-financed

After the end of each year, the Fund (or its administrative agent) will provide you with information about the distributions and dividends you received and any redemption of shares during the previous year. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to backup withholding on your Fund’s distributions, dividends and redemption proceeds. Since each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about the federal, state, and local tax effects of your investment in the Fund. The Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to Fund shareholders the cost basis information for Fund shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of Fund shares, the Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares have a short-term or long-term holding period. For each sale of its shares, the Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, the Fund will use a default cost basis method. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of the Fund’s shares may not be changed after the settlement date of each such sale of the Fund’s shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

As noted above, investors, out of their own assets, will pay an advisory service fee in connection with their investment in the applicable Morgan Stanley-sponsored investment advisory program. This fee is separate and apart from the fees and expenses incurred by the Fund, which are indirectly borne by shareholders. For most investors who are individuals, this advisory service fee that is directly charged to them will be treated as a “miscellaneous itemized deduction.” For taxable years beginning before January 1, 2018, an individual’s miscellaneous itemized deductions for any taxable year will be allowed as a deduction only to the extent the aggregate of these deductions exceeds 2% of adjusted gross income. Such deductions are also subject to the general limitation on itemized deductions for individuals which reduces such deductions by the lower of 3% of the amount by which their adjusted gross income exceeds a certain dollar threshold or 80% of the amount otherwise allowable as an itemized deduction. Under the Tax Reform Bill, for taxable years beginning after December 31, 2017 and before January 1, 2026, such advisory service fees directly charged to shareholders will not be allowed to be treated as a “miscellaneous itemized deduction.”

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the Fund.

For more information about taxes please see the SAI.

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Financial Highlights

The financial highlights tables are intended to help you understand the performance of the Fund for the past five years or since inception if the fund has commenced operations within the last five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information below has been derived from the financial statements audited by [                    ], an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is incorporated by reference in the SAI. The Annual Report to Shareholders and the Fund’s financial statements, as well as the SAI, are available at no cost from the Fund at the toll free number noted on the back cover to this Prospectus.

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Municipal Bond Fund

	2019			2018			2017			2016			2015
Net Asset Value, Beginning of Year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Income (Loss) from Operations:
Net investment income(1)		[	]		[	]		[	]		[	]		[	]
Net realized and unrealized gain (loss)		[	]		[	]		[	]		[	]		[	]

Total Income (Loss) from Operations		[	]		[	]		[	]		[	]		[	]

Less Distributions from:
Net investment income		[	]		[	]		[	]		[	]		[	]
Net realized gain		[	]		[	]		[	]		[	]		[	]

Total Distributions		[	]		[	]		[	]		[	]		[	]

Net Asset Value, End of Year	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

Total Return†(2)		[	]%		[	]%		[	]%		[	]%		[	]%
Net Assets, End of Year (millions)	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
Ratios to Average Net Assets:
Gross expenses		[	]%		[	]%		[	]%		[	]%		[	]%
Net expenses		[	]		[	]		[	]		[	]		[	]
Net investment income		[	]		[	]		[	]		[	]		[	]
Portfolio Turnover Rate		[	]%		[	]%		[	]%		[	]%		[	]%

(1)	Per share amounts have been calculated using the average shares method.
(2)

Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distribution. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Applicable advisory program charges, which may be up to 2.50%, are not reflected in the performance data and would reduce the total returns. Past performance is no guarantee of future results.

†

The net asset value and total return include adjustments in accordance with accounting principles generally accepted in the United States of America for financial reporting purposes. As such, net asset value and total return for shareholder transactions may differ from financial statements.

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For More Information

You may visit the Trust’s website at www.morganstanley.com/wealth-investmentsolutions/cgcm for a free copy of this Prospectus, or an annual or semi-annual report, or to request other information.

Annual and Semi-annual Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. The Fund’s annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year.

The Trust sends only one report to a household if more than one account has the same address. Contact your Morgan Stanley financial advisor or the transfer agent if you do not want this policy to apply to you.

Statement of Additional Information (“SAI”)

The SAI provides more detailed information about the Fund and is incorporated into this Prospectus by reference.

Morgan Stanley Financial Advisor

Your Morgan Stanley financial advisor (“Financial Advisor”) is available to answer questions about the Fund or the investor’s overall asset allocation program.

Investors can obtain free copies of the annual and semi-annual reports, request the SAI, or request other information and discuss their questions about the Fund by contacting their Financial Advisor. Investors may also obtain free copies of these documents or request other information by calling:

1-800-869-3326 or by writing to the Funds at:

MS Pathway Funds

2000 Westchester Avenue

Purchase, NY 10577

or at the Fund’s website at www.morganstanley.com/wealth-investmentsolutions/cgcm

Information about the Fund (including the SAI) can be reviewed and copied at the U.S. Securities and Exchange Commission’s (“SEC”) Public Reference Room in Washington, D.C. Additionally, information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8900. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

If someone makes a statement about the Fund that is not in this Prospectus, you should not rely upon that information. Neither the Fund nor the distributor is offering to sell shares of the Fund to any person to whom the Fund may not lawfully sell their shares.

Investment Company Act File No. 811-06318

®2019 Morgan Stanley.

CGAS is an affiliate of Morgan Stanley

XXXXXX    X/XX

19

STATEMENT OF ADDITIONAL INFORMATION

[XX], 20[XX]

MORGAN STANLEY PATHWAY FUNDS

(formerly known as Consulting Group Capital Markets Funds)

2000 Westchester Avenue

Purchase, NY 10577

1-800-869-3326

Municipal Bond Fund (TMUUX)

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectus (“Prospectus”) of Morgan Stanley Pathway Funds (“Trust” or “MS Pathway”), dated [XX], 20[XX], and should be read in conjunction with the Prospectus. The Prospectus may be obtained by contacting any Financial Advisor of Morgan Stanley LLC (“Morgan Stanley”), by writing or calling the Trust at the address or telephone number listed above, or on the Internet at: www.morganstanley.com/cgcm. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

Capitalized terms used but not defined in this SAI have the meanings accorded to them in the Prospectus.

THE TRUST

Morgan Stanley Pathway Funds (“Trust” or “MS Pathway”) was organized as an unincorporated business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 12, 1991, as amended from time to time (“Trust Agreement”). Currently, the Trust operates pursuant to a Third Amended and Restated Master Trust Agreement, dated December 17, 2018. The Trust is a series company that currently consists of eleven funds (individually, a “Fund” and collectively, the “Funds”). The Municipal Bond Fund (the “Fund”) is a separate series of the Trust, an open-end registered management investment company.

INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

The Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities). The Prospectus discusses the investment objectives of the Fund, which is a separate series of the Trust, and the policies to be employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the Fund may invest, the investment policies and strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies. The Fund may rely upon the independent advice of its Sub-adviser (the “Sub-adviser,”) to evaluate potential investments.

Asset-Backed Securities (“ABS”)

ABSs are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other types of asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.

For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Although the Fund may invest up to 5% of its assets in ABS, the Fund will invest only in ABS that have received AAA rating from both Moody’s and S&P. ABS may enhance a Fund’s performance; however, investing in ABS involves certain risks beyond those found in other types of mutual fund investments. For the avoidance of doubt, the Fund may not invest in excess of these credit and holding limitations.

Borrowing

The Fund may borrow to the extent permitted under its investment restrictions and such borrowing may create leverage. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value (“NAV”) of the Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the NAV of the Fund’s shares will decrease faster than otherwise would be the case. The Fund may borrow money to the extent permitted under the 1940 Act. This means that, in general, the Fund may borrow money from banks for (i) any purpose on a secured basis in an amount up to 1/3 of the Fund’s total assets, or (ii) temporary administrative purposes on an unsecured basis in an amount not to exceed 5% of the Fund’s total assets.

Commercial Paper

Commercial paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

Currency Transactions

Currency Exchange Rates. The Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which the Fund’s investments are quoted or denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the U.S. or abroad.

Currency Risks. The value of the securities quoted or denominated in international currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, the Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Cyber Security

As with any entity that conducts business through electronic means in the modern marketplace, the Fund, and its service providers, may be susceptible to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized monitoring, release, misuse, loss, destruction or corruption of confidential information, unauthorized access to relevant systems, compromises to networks or devices that the Fund and its service providers use to service the Fund’s operations, operational disruption or failures in the physical infrastructure or operating systems that support the Fund and its service providers, or various other forms of cyber security breaches. Cyber-attacks affecting the Fund, Consulting Group Advisory Services LLC, the Fund’s investment adviser (“CGAS” or the “Manager”) or the Sub-adviser, the Fund’s distributor, custodian, transfer agent, or any other of the Fund’s intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in, among other things, financial losses or the inability of Fund shareholders to transact business. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber-attacks. Such costs may be ongoing because threats of cyber-attacks are constantly evolving as cyber-attackers become more sophisticated and their techniques become more complex. Similar types of cyber security risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value. There can be no assurance that the Fund, the Fund’s service providers, or the issuers of the securities in which the Fund invests will be able to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects due to systems and technology disruptions or failures. Further, there can be no assurance that the Fund, its’s service providers, or the issuers of the securities in which the Fund will invest will not suffer losses relating to cyber-attacks or other information security breaches in the future.

Fixed Income Securities

The market value of the obligations held by the Fund can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Fund’s yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates the Fund’s yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will tend to be invested in instruments producing lower yields than the balance of its portfolios, thereby reducing the Fund’s current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Fund may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

The Fund may invest in U.S. government securities, its agencies or government-sponsored enterprises (Note that securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury), corporate debt securities of U.S. and Non-U.S. issuers, including convertible securities and corporate commercial paper, mortgage-backed and other ABS, inflation-indexed bonds issued by both governments and corporations, structured notes, including hybrid or “indexed” securities and event-linked bonds, loan participations and assignments, delayed funding loans and revolving credit facilities, bank certificates of deposit, fixed time deposits and bankers’ acceptances, repurchase agreements on fixed income instruments and reverse repurchase agreements on fixed income instruments, debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises, and obligations of international agencies or supranational entities.

Custodial Receipts. The Fund may acquire custodial receipts or certificates, such as Certificates of Accrual on Treasury Securities (“CATS”), Treasury Investment Growth Receipts (“TIGRs”) and Financial Corporation Certificates (“FICO”) Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. government security and deposit the security in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payments on the U.S. government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. government securities. Although typically under the terms of a custodial receipt the Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.

Debt Securities Rating Criteria. Investment grade debt securities are those rated “BBB” or higher by the Standard & Poor’s Ratings Group (“S&P”), “Baa” or higher by Moody’s Investors Service, Inc. (“Moody’s”), the equivalent rating of other nationally recognized statistical rating organizations (“NRSROs”) or determined to be of equivalent credit quality by the Sub-adviser. Debt securities rated BBB are considered medium grade obligations. Adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.

Below investment grade debt securities are those rated “BB” and below by S&P, Moody’s or the equivalent rating of other NRSROs. Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to capacity to make principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on the Fund’s NAV to the extent it invests in such securities. In addition, the Fund may incur additional expenses to the extent they are required to seek recovery upon a default in payment of principal or interest on their portfolio holdings.

The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s NAV.

Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which the Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The Sub-adviser will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.

The definitions of the ratings of debt obligations may be found in Appendix A following this SAI.

Trust Preferred Securities. The Fund may invest in “trust preferred securities,” or “capital notes.” Trust preferred securities or capital notes are convertible preferred shares issued by a trust where proceeds from the sale are used to purchase convertible subordinated debt from the issuer. The convertible subordinated debt is the sole asset of the trust. The coupon from the issuer to the trust exactly mirrors the preferred dividend paid by the trust. Upon conversion by the investors, the trust in turn converts the convertible debentures and passes through the shares to the investors.

Variable and Floating Rate Securities. The Fund may invest in variable and floating rate securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

The Fund may also invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Variable rate demand notes (“VRDNs”) are obligations issued by corporate or governmental entities which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period not to exceed seven days. The interest rates are adjustable at intervals ranging from daily to up to every six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

Master demand notes are notes which provide for a periodic adjustment in the interest rate paid (usually tied to the Treasury bill auction rate) and permit daily changes in the principal amount borrowed. While there may be no active secondary market with respect to a particular VRDN purchased by the Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third-party.

The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the VRDN involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

Foreign Issuers

ADRs, EDRs and GDRs. The Fund may purchase American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the U.S. and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the U.S. about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

Custody Services and Related Investment Costs. Custody services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases because of settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund because of a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss or theft of its assets.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the Fund could lose its entire investment in that country.

Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the Fund’s investment in those markets and may increase the expenses of the Fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the Fund’s operation.

Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries.

Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.

Eurozone Investment Risks. Certain of the regions in which the Fund invests, including the European Union, currently experience significant financial difficulties. Following the recent global economic crisis, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets.

Foreign Securities. The Fund may invest in the securities of non-U.S. issuers. If the Fund invests in securities denominated in foreign currencies, it may engage in foreign currency transactions on a spot (cash) basis, and enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces the Fund’s exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. A contract to sell foreign currency would limit any potential gain which might be realized if the value of the hedged currency increases. The Fund may enter into these contracts to hedge against foreign exchange risk, to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by its Sub-adviser to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Frontier Markets. “Frontier market countries” are a subset of emerging market countries with even smaller national economies, so these risks may be magnified further. Frontier market countries may also be more affected by government activities than more developed countries. For example, the governments of frontier market countries may exercise substantial influence within the private sector or subject investments to government approval, and governments of other countries may impose or negotiate trade barriers, exchange controls, adjustments to relative currency values and other measures that adversely affect a frontier market country. Governments of other countries may also impose sanctions or embargoes on frontier market countries.

Foreign Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity.

The less liquid a market, the more difficult it may be for the Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the Sub-adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which the Fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.

Risks of Non-U.S. Investments. To the extent the Fund invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to: (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which the Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

Unanticipated political or social developments may affect the values of the Fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.

Supranational Entities. The Fund, subject to the diversification requirements of the Internal Revenue Code of 1986, as amended (“IRC”), may invest up to 25% of its total assets in debt securities issued by supranational organizations such as the International Bank for Reconstruction and Development (“World Bank”), which was chartered to finance development projects in developing member countries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. As supranational entities do not possess taxing authority, they are dependent upon their members’ continued support in order to meet interest and principal payments.

Withholding and Other Taxes. The Fund may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to the Fund’s investments in such countries. These taxes will reduce the return achieved by the Fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.

Derivatives

Overview

The Fund may enter into a variety of derivatives as means to hedge its exposure to a number of risks associated with its investment strategies or otherwise implement its investment strategies. The derivatives markets consist of, among other things, (a) futures contracts and options on such futures (both of which trade exclusively on regulated futures exchanges), (b) swaps and other derivatives traded on regulated swap execution and trading facilities and privately-negotiated bilateral derivatives contracts and (c) certain securities or securities with embedded derivatives, such as options or hybrid securities (some of which may be traded on regulated securities exchanges). Transactions other than exchange-traded futures and exchange-traded options or securities are sometimes referred to as “OTC” derivatives. Derivatives contracts are available with respect to a variety of asset classes including, for example, foreign exchange, interest rates, credit, equity and commodities.

Most OTC derivatives entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under an OTC derivative will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (“net amount”). The Fund’s current obligations under an OTC derivative will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a counterparty will be covered by the segregation of assets determined to be liquid by the Sub-adviser in accordance with procedures established by the Board, to avoid any potential leveraging of the Fund’s portfolio. Obligations under OTC derivatives so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities. The Fund will not enter into an OTC derivative with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s total assets. For purposes of applying the Fund’s investment policies and restrictions, OTC derivatives are generally valued by the Fund at market value.

Whether the Fund’s use of derivatives will be successful in furthering its investment objective will depend on the Sub-adviser(s) ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because derivatives are often bilateral contracts and because they may have terms of greater than seven days, they may be considered to be illiquid. Moreover, in the context of a bilateral OTC derivative, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Therefore, the Fund will enter into bilateral OTC derivatives only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Fund by the IRC may also limit the Fund’s ability to use swaps.

Regulation of OTC Derivatives

In an attempt to reduce systemic and counterparty risks associated with OTC derivatives transactions, the Dodd-Frank Act and other non-U.S. regulatory schemes which are currently being implemented impose significant new regulations on the OTC derivatives markets and, among other things, will require that a substantial portion of standardized OTC derivatives must be submitted for clearing to regulated clearinghouses and executed on regulated trading facilities. Such OTC derivatives submitted for clearing will be subject to minimum initial and variation margin requirements set by the relevant clearinghouse. In addition, the regulators have broad discretion to impose margin requirements on certain OTC derivatives that are not centrally cleared, and regulations imposing such requirements have been proposed. The requirements for clearing and margin are likely to cause an increase in the costs of transacting in OTC derivatives.

On November 16, 2012, the Department of the Treasury (“Treasury”) issued a determination (“Determination”) that both foreign exchange swaps and foreign exchange forwards should not be regulated under the CEA and therefore should be exempted from the definition of “swap” under the CEA. Accordingly, foreign exchange swaps and foreign exchange forwards are exempt from the trade execution, mandatory clearing and margin requirements under the Dodd-Frank Act. However, many commonly used foreign exchange derivatives, including foreign currency options, foreign exchange swaps and non-deliverable forward foreign exchange contracts (“NDFs”) are not exempt from the definition of “swap” and therefore are subject to these regulations. While there is currently no requirement that NDFs be centrally cleared, it is expected that such clearing will be mandated by the U.S. Commodity Futures Trading Commission (“CFTC”) in the future. In addition, under the proposed margin rules for uncleared swaps issued by the CFTC and five prudential regulators and the international framework for margin requirements on uncleared swaps finalized by the Basel Committee of Banking Supervision and the International Organization of Securities Commission in September 2013, it is expected that margin requirements may be mandated for NDFs, which could increase the cost of using NDFs which could in turn increase the cost of hedging foreign exchange risks.

Although certain limited exemptions from the clearing and margin requirements may be available to Fund, the OTC derivative dealers with which the Fund may execute the majority of its OTC derivatives may not be able to rely on such exemptions with respect to their hedging activities, and the increased costs that may be borne by the dealers may be passed through to their counterparties, such as the Fund, in the form of higher fees and less favorable dealer marks. As a result of these factors, it may become more difficult and costly for investment funds, including the Fund, to enter into highly tailored or customized transactions. They may also render certain strategies in which the Fund might otherwise engage impossible or so costly that they will no longer be economical to implement.

Absent an exemption, certain OTC derivatives market participants subject to U.S. regulations may be required to register in specified capacities with the Commodity Futures Trading Commission or the Securities Exchange Commission (e.g., as a swap dealer, securities-based swap dealer, major swap participant, major securities-based swap participant, futures commission merchant, commodity pool operator, commodity trading advisor, etc.) It is possible that, in the future, the Fund and/or the Manager may be required to register with a regulator in one or more of these capacities and will become subject to applicable regulatory requirements. Such dealers and major participants with whom the Fund may trade will be subject to minimum capital and margin requirements, and these requirements may apply irrespective of whether the OTC derivatives in question are exchange-traded or cleared. Swap dealers are subject to certain external and internal business conduct standards, disclosure requirements, reporting and recordkeeping requirements, transparency requirements, position limits, limitations on conflicts of interest, and other regulatory requirements. These requirements may increase the overall costs for OTC derivative dealers, which may be passed along, at least partially, to market participants such as the Fund in the form of higher fees or less advantageous dealer marks.

Although the Dodd-Frank Act will require many OTC derivative transactions previously entered into on a principal-to-principal basis to be submitted for clearing by a regulated clearing house, certain of the derivatives that may be traded by the Fund may remain principal-to-principal or OTC contracts between the Fund and third parties entered into privately. The risk of counterparty non-performance can be significant in the case of these OTC instruments, and “bid-ask” spreads may be unusually wide in these unregulated markets. To the extent not mitigated by implementation of the Dodd-Frank Act, if at all, the risks posed by such instruments and techniques, which can be complex, may include: (1) credit risks (the exposure to the possibility of loss resulting from a counterparty’s failure to meet its financial obligations); (2) market risk (adverse movements in the price of a financial asset or commodity); (3) legal risks (the characterization of a transaction or a party’s legal capacity to enter into it could render the financial contract unenforceable, and the insolvency or bankruptcy of a counterparty could pre-empt otherwise enforceable contract rights); (4) operational risk (inadequate controls, deficient procedures, human error, system failure or fraud); (5) documentation risk (exposure to losses resulting from inadequate documentation); (6) liquidity risk (exposure to losses created by inability to prematurely terminate the derivative); (7) systemic risk (the risk that financial difficulties in one institution or a major market disruption will cause uncontrollable financial harm to the financial system); (8) concentration risk (exposure to losses from the concentration of closely related risks such as exposure to a particular industry or exposure linked to a particular entity); and (9) settlement risk (the risk faced when one party to a transaction has performed its obligations under a contract but has not yet received value from its counterparty).

The full impact of the Dodd-Frank Act and global regulation of OTC Derivatives on the Fund remains uncertain, and it is unclear how the OTC derivatives markets will ultimately adapt to this new regulatory regime.

Credit Default Swaps

Credit default swaps are a mechanism to either purchase or sell default protection. As a purchaser of a credit default swap, the Fund pays a premium to enter into an arrangement that protects a portfolio security in the event of a default with respect to the issuer of that security. As a seller of a credit default swap, the Fund collects a premium for selling protection. Consequently, credit default swaps may be used to obtain credit default protection or enhance portfolio income. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms. Although certain index credit default swaps are currently subject to mandatory clearing, single name and certain other index credit default swaps are still transacted in the bilateral OTC derivatives market. As discussed above, swaps have risks associated with them, including the possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

For purposes of applying the Fund’s investment policies and restrictions, swap agreements are generally valued by the Fund at market value. In the case of a credit default swap, however, in applying certain of the Fund’s investment policies and restrictions the Fund will value the swap at its notional amount or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines because such value reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Foreign Exchange Contracts

The Fund may invest in securities quoted or denominated in foreign currencies and may hold currencies to meet settlement requirements for foreign securities. To protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies, the Fund may engage in different types of foreign exchange transactions (collectively, “Foreign Exchange Contracts”) including, for example, forward foreign exchange contracts, non-deliverable forward exchange transactions, foreign exchange swaps, foreign exchange options, foreign exchange futures transactions and options on foreign exchange futures transactions. Each of these transaction types is described below. The amount the Fund may invest in Foreign Exchange Contracts is limited to the amount of the Fund’s aggregate investments in foreign currencies.

Generally, forward foreign exchange contracts are privately-negotiated bilateral agreements solely involving the exchange of 2 different currencies on a specific future date at a fixed exchange rate agreed upon at the inception of the transaction. They are distinguishable from so-called non-deliverable forward foreign exchange contracts which are discussed further below. Typically, forward foreign exchange contracts (i) are traded in an interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements and (iii) are consummated without payment of any commissions. The Fund, however, may enter into forward foreign exchange contracts requiring deposits and/or commissions. In fact, the Board of Governors of the Federal Reserve System has implemented supervisory guidance to the effect that federally regulated banks must collect variation margin payments from certain types of financial institutions which may include the Fund in connection with forward foreign exchange contracts. There currently is no central clearing system for such forward foreign exchange contracts entered into on this market and, accordingly, if the Fund wishes to ‘close out’ any such contracts entered into on this market before the specified date, it will be reliant upon the agreement of the relevant counterparty.

At or before the maturity of a forward foreign exchange contract, the Fund may either sell a portfolio security denominated in the same currency as its obligations under the forward foreign exchange contract and use the proceeds of such sale to make delivery under the forward foreign exchange contract or retain the security and offset its obligation to deliver the currency under the forward foreign exchange contract by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent movement has occurred in forward currency contract prices during the period between the Fund’s entering into the original forward foreign exchange contract and entering into the offsetting contract. Should forward prices decline during this period, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

There are a number of risks associated with entering into forward foreign exchange contracts. These may include settlement risk, which is the risk of loss when one party to the forward foreign exchange contract delivers the currency it sold but does not receive the corresponding amount of the currency it bought. Although many forward foreign exchange transactions mitigate this risk through the use of a payment-versus-payment (“PVP”) settlement arrangement (such as settling trades through CLS Bank International or an escrow arrangement), there is no assurance that all forward foreign exchange transactions entered into by the Fund will be subject to such a PVP arrangement and, therefore, they may be subject to settlement risk. In addition, the market for forward foreign exchange contracts may be limited with respect to certain currencies such that, upon a contract’s maturity, the Fund may be unable to negotiate with the dealer to enter into an offsetting transaction. Moreover, there can be no assurance that an active forward foreign exchange contract market will always exist. Another risk associated with forward foreign exchange contracts is that the correlation between movements in the prices of those contracts and movements in the price of the underlying currency hedged or used for cover may not be perfect. These factors may restrict the Fund’s ability to successfully hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, although forward foreign exchange contracts may mitigate the risk of loss resulting from a decline in the value of a hedged currency, they may also limit the potential gain that might result should from an increase in the value of the hedged currency. If a currency devaluation is generally anticipated, the Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates.

The successful use of forward foreign exchange contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Fund’s Sub-adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward foreign exchange contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward foreign exchange contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.

To assure that the Fund’s forward foreign exchange contracts are not used to achieve investment leverage, the Fund will segregate cash or high-grade securities with its custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to these contracts.

A non-deliverable forward foreign exchange contract or “NDF” generally is similar to a forward foreign exchange contract, except that at maturity the NDF does not require physical delivery of currencies; rather, an NDF typically is settled in U.S. dollars or another reserve currency. One of the currencies involved in the transaction, usually an emerging market currency, may be subject to capital controls or similar restrictions, and is therefore said to be ‘‘nondeliverable.’’ Thus, under an NDF, the transaction terms provide for the payment of a net cash settlement amount on the settlement date in lieu of delivery of the notional amounts of the bought currency and the sold currency. The cash settlement amount is determined by converting the notional amount of one of the currencies (the “reference currency”) into the other currency (the “settlement currency”) at a spot foreign exchange rate that is observed on a pre-agreed pricing source or determined using another pre-agreed method (such source or method, the “settlement rate option”) on a date (a “valuation date”) prior to the settlement date, and netting the currency amounts so that a single net payment in the settlement currency is made on the settlement date by the party owing the excess. In some NDFs, each of the bought currency and the sold currency is converted into a third currency that serves as the settlement currency. In either case, under an NDF no payment or account transfer takes place in the reference currency.

Futures and Options on Futures

Each Fund may enter into futures contracts and purchase and write (sell) options on futures contracts, including but not limited to interest rate, securities index and foreign currency futures contracts and put and call options on these futures contracts. These contracts will be entered into only upon the concurrence of the Sub-adviser that such contracts are necessary or appropriate in the management of the Fund’s assets. These contracts will be entered into on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges. These transactions may be entered into for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities the Fund intends to purchase.

The Fund may buy and sell index futures contracts with respect to any index traded on a recognized exchange or board of trade. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the stock index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will be covered by liquid assets segregated on the Fund’s assets.

The Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying securities or commodities move in an unanticipated manner. In addition, changes in the value of the Fund’s futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its portfolio securities. Successful use of futures and related options is subject to a Sub-adviser’s ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.

The Fund will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain “margin” as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Fund. Futures and options positions are marked to the market daily and the Fund may be required to make subsequent “variation” margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of the Fund.

After an option is purchased, it may suffer a total loss of premium (plus transaction costs) if that option expires without being exercised. An option’s time value (i.e., the component of the option’s value at any time that exceeds the in-the-money amount as of such time) tends to diminish over time. Even though an option may be in-the-money to the purchaser at various times prior to its expiration date, the purchaser’s ability to realize the value of an option depends on when and how the option may be exercised. For example, the terms of a transaction may provide for the option to be exercised automatically if it is in-the-money on the expiration date. Conversely, the terms may require timely delivery of a notice of exercise, and exercise may be subject to other conditions (such as the occurrence or non-occurrence of certain events, such as knock-in, knock-out or other barrier events) and timing requirements, including the “style” of the option.

Options on Securities and Securities Indices

The Fund may purchase put and call options on any security in which it may invest or options on any securities index based on securities in which it may invest. The Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

Purchasing Call and Put Options. The Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.

Under a conventional cash-settled option, the purchaser of the option pays a premium in exchange for the right to receive, upon exercise of the option, (i) in the case of a call option, the excess, if any, of the reference price or value of the underlier (as determined pursuant to the terms of the option) above the option’s strike price or (ii) in the case of a put option, the excess, if any, of the option’s strike price above the reference price or value of the underlier (as so determined). Under a conventional physically-settled option structure, the purchaser of a call option has the right to purchase a specified quantity of the underlier at the strike price, and the purchaser of a put option has the right to sell a specified quantity of the underlier at the strike price.

The Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

Risks of Trading Options. The risk-return profile of an option may vary depending on the characteristics of the relevant transaction. For example, a “knock-out option” may expire prior to the scheduled expiration date if the reference price or value of the underlier falls below, in the case of a put option, or exceeds, in the case of a call option, an agreed upon price or value at specific points in time, or at any time during the exercise period, depending upon how the option is structured. The buyer of such an option bears the risk of reference price movements causing the option to expire prior to the scheduled expiration date. Transaction terms that give a party the right to extend or accelerate the scheduled termination date of a transaction are economically equivalent to options. Such features may cause holders of such options to incur significant losses if exercised against them. The option premium in respect of such features may be in the form of an explicit payment or may be implicit in other terms of the transaction.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (“OCCorp”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms. The Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter-party to such option. Such purchases are referred to as “closing purchase transactions.”

The Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (“SEC”) changes its position, the Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.

Transactions by the Fund in options on securities and indices may be subject to limitations established by the CFTC, SEC, relevant self-regulatory organizations, each relevant exchange, board of trade or other trading facility governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions.

The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on a Sub-adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets.

In addition to the risks of imperfect correlation between the Fund’s portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.

Writing Covered Call and Put Options on Securities and Securities Indices. The Fund may also write (sell) covered call and put options on any securities and on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and typically does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. The Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.

The Trust, on behalf of the Fund to which this SAI relates, has filed with the National Futures Association a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity

Exchange Act (“CEA”), as amended, and the rules of the CFTC promulgated thereunder, with respect to the Fund’s operation. Accordingly, none of the Funds or CGAS is subject to registration or regulation as a CPO. Although CGAS has concluded based on its communications with and oversight of the Fund’s Sub-adviser that as of the date of this SAI the Fund currently operate within the exclusions from CFTC regulation, there is no certainty that the Fund or CGAS will be able to continue to rely on an exclusion from CFTC regulation in the future. The Fund may determine not to use investment strategies that trigger additional CFTC regulation or may determine to operate subject to CFTC regulation, if applicable. In addition, if the Sub-adviser of the Fund registers with the CFTC as a commodity pool, it may have to register with the CFTC as commodity trading advisers, unless an exemption from such registration applies. If the Fund or CGAS operates subject to CFTC regulation, it may incur additional expenses.

Illiquid Securities

The Fund will not invest more than 15% of its net assets in illiquid and other securities that are not readily marketable. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund has valued the security. Repurchase agreements maturing in more than seven days will be included for purposes of the foregoing limit. Securities subject to restrictions on resale under the Securities Act of 1933, as amended (“1933 Act”), are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the Sub-adviser. The Sub-adviser determines the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board. The Board monitors the Sub-adviser’s application of these guidelines and procedures. The inability of the Fund to dispose of illiquid investments readily or at reasonable prices could impair the Fund’s ability to raise cash for redemptions or other purposes.

Investments in Investment Companies

The Fund may invest in the securities of other investment companies to the extent such investments are consistent with the Fund’s investment objectives and policies and permissible under the 1940 Act.

Pursuant to Section 12(d)(1) of the 1940 Act, subject to certain exceptions, a registered investment company may not acquire the securities of other domestic or foreign investment companies if, as a result: (i) more than 10% of the acquiring fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the acquiring fund, or (iii) more than 5% of the acquiring fund’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. In addition, a registered investment company is not subject to the 3% limitation if (i) an ETF acquired by the fund, or the acquiring fund itself, has received an order for exemptive relief from the 3% limitation from the SEC and (ii) the ETF and the acquiring fund take appropriate steps to comply with any conditions in such order. In the alternative, a registered investment company may rely on Rule 12d1-3 under the 1940 Act, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.

A registered investment company also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the fund’s securities lending program, in shares of one or more money market funds, which investments will not be subject to the limitations described above.

In January 2018, the Trust obtained an exemptive order that allows the Fund to invest in affiliated and unaffiliated investment companies in excess of the limits under the 1940 Act described above, subject to conditions of the order (File No. 812-14779). If the Fund invests in, and thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Investment companies may include index-based investments, such as exchange-traded funds (“ETFs”) that hold substantially all of their assets in securities representing a specific index. The main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index. The Trust has entered into participation agreements with several ETF sponsor firms that permit, pursuant to one or more SEC orders, the Fund, as determined by the Advisor, to purchase shares of those firms’ ETFs beyond the Section 12(d)(1) limits described above as permitted by such ETFs’ SEC exemptive relief. The Fund will not invest in other investment companies for which the Sub-Adviser or any of their affiliates act as an investment adviser or distributor.

Money Market Instruments

Money market instruments include: U.S. government securities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks (including their branches located outside the U.S. and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit (“CDs”) are short-term, negotiable obligations of commercial banks. Time deposits (“TDs”) are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Municipal Obligations

The Fund invests in municipal obligations. These are obligations issued by or on behalf of states, territories and possessions of the United States (“U.S.”) and the District of Columbia and their political subdivisions, agencies and instrumentalities the interest on which, in the opinion of bond counsel to the issuer, is excluded from gross income for regular federal income tax purposes. Municipal obligations are issued to obtain funds for various public purposes, including the construction of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works and gas and electric utilities. They may also be issued to refund outstanding obligations, to obtain funds for general operating expenses, to obtain funds to loan to other public institutions and facilities or to obtain funds in anticipation of the receipt of revenue or the issuance of other obligations. Municipal obligations consist of municipal bonds, municipal notes and municipal commercial paper as well as variable or floating rate obligations and participation interests.

Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws, such as the federal Bankruptcy Code, affecting the rights and remedies of creditors. In addition, Congress or state legislatures may enact laws extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay when due the principal of and interest on its obligations may be materially affected.

The secondary market for municipal obligations may be less liquid than for most taxable fixed income securities, which may limit the Fund’s ability to buy and sell these obligations at times and prices the Manager believes would be advantageous. There may be less information available about the financial condition of an issuer of municipal obligations than about issuers of other publicly traded securities. Also, state and federal bankruptcy laws could hinder the Fund’s ability to recover interest or principal in the event of a default by the issuer.

The yields on municipal obligations are dependent on a variety of factors, including general market conditions, supply and demand, general conditions of the municipal market, size of a particular offering, the maturity of the obligation, and the rating of the issue.

For purposes of applying the Fund’s diversification, concentration and other restrictions, the identification of the issuer of municipal obligations depends on the terms and conditions of the obligation. The “issuer” of municipal obligations is generally deemed to be the person expected to be the source of principal and interest payments on the obligations and may be:

•	the governmental agency, authority, instrumentality or other political subdivision that issued the security;

•	the non-governmental user of a revenue bond-financed facility, the assets and revenues of which will be used to meet the payment obligations on the municipal security; or

•	the guarantor of payment obligations on the municipal obligations.

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. Municipal bonds have two principal classifications: general obligation bonds and revenue bonds. General obligation bonds are backed by the issuer’s pledge of its full faith and credit based on its ability to levy taxes for the payment of principal and interest. These levies may be constitutionally or statutorily limited as to rate or amount. Revenue bonds are not backed by an issuer’s taxing authority but are payable only from the revenue derived from a particular facility or class of facilities. The issuer may repay these bonds from the proceeds of a special excise tax or other specific revenue source, but not the issuer’s general taxing power. Revenue bonds may include private activity bonds which may be issued by or on behalf of public authorities to finance various privately operated facilities and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities.

Private activity bonds include certain types of industrial development bonds issued by public authorities to finance various privately-operated facilities for business and manufacturing, housing, sports, convention or trade show facilities, airport, mass transit, port and parking facilities, air or water pollution control facilities, and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are, in most cases, revenue bonds and are generally secured by the revenues derived from payments by the private user. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities are considered to be municipal obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for federal income tax purposes in the opinion of bond counsel to the issuer. Dividends derived from interest income on municipal obligations are a “current earnings” adjustment for purposes of the federal corporate alternative minimum tax.

Interest income on certain types of private activity bonds issued after August 7, 1986, to finance non-governmental activities is a specific tax preference item for purposes of the federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent that the Fund’s dividends are derived from interest on those bonds.

Municipal notes are short-term obligations of issuing municipalities or agencies, generally having maturities of less than three years, such as tax anticipation notes, revenue anticipation notes and bond anticipation notes. These instruments are sold in anticipation of the collection of taxes, receipt of other revenues or a bond sale. State and local governments or governmental entities issue these notes to provide short-term capital or to meet cash flow needs.

The Fund will only invest in Municipal Obligations to the extent consistent with the Fund’s fundamental and non-fundamental investment restrictions and subject to the requirements of Subchapter M of the IRC. The Fund will not invest more than 25% of its total assets in municipal obligations of a single issuer and generally will seek to invest not more than 25% of its total assets in municipal obligations whose issuers are located in the same state.

Investment in Puerto Rico. To the extent the Fund invests in Puerto Rico municipal securities, the Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Puerto Rico, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Puerto Rico municipal issuers. Developments in Puerto Rico may adversely affect the securities held by the Fund. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Puerto Rico municipal market. A number of events, including economic and political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits, high rates of unemployment, Puerto Rico constitutional amendments, legislative measures, voter initiatives and other changes in the law, and other financial difficulties and changes in the credit ratings assigned to Puerto Rico’s municipal issuers, are likely to affect the Fund’s performance. The economy of Puerto Rico is closely linked to the mainland U.S. economy, as many of the external factors that affect the local economy are determined by the policies and performance of the mainland U.S. economy. Tourism makes a significant contribution to Puerto Rico’s economic activity so a decline in tourism, a change in tourism trends or an economic recession that reduces worldwide disposable income could disproportionately affect Puerto Rico’s economy relative to other economies that depend less on tourism. These challenges and uncertainties were heightened by hurricane Maria and the resulting natural disaster in Puerto Rico during the fall of 2017. Additionally, recent statements by government officials regarding management of the recovery burden may increase price volatility and the risk that Puerto Rican municipal securities held by the Fund will lose value.

Pay-in-Kind Securities

The Fund may invest in pay-in-kind securities. Pay-in-kind securities are debt obligations or preferred stock that pays interest or dividends in the form of additional debt obligations or preferred stock.

Real Estate Investment Trusts (“REITs”)

The Fund may invest in REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the IRC. Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its Fund mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.

REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500® Stock Index (“S&P 500”).

Repurchase Agreements

The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. The Fund may enter into repurchase agreements with respect to U.S. government securities with member banks of the Federal Reserve System and certain non-bank dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Fund’s Sub-adviser, acting under the supervision of the Trustees, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. The Fund will not invest in a repurchase agreement maturing in more than seven days if the investment, together with illiquid securities held by that Fund, exceeds 15% of the Fund’s total net assets. In entering into a repurchase agreement, the Fund bears a risk of loss in the event the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

Temporary Investments

For temporary defensive purposes, during periods when a Sub-adviser of the Fund, in consultation with the Manager, believes that pursuing the Fund’s basic investment strategy may be inconsistent with the best interests of its shareholders, that Fund may invest its assets in the following money market instruments: U.S. government securities (including those purchased in the form of custodial receipts), repurchase agreements, CD and bankers’ acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. The Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. The Fund’s investment in any other short-term debt instruments would be subject to the Fund’s investment objectives and policies, and to approval by the Board. For further discussion regarding money market instruments, see the section entitled, “Money Market Instruments” above.

U.S. Government Securities

U.S. government securities are subject to market and interest rate risk and may be subject to varying degrees of credit risk. The U.S. government securities in which the Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Trust Corporation and various institutions that previously were or currently are part of the Farm Credit System. Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the U.S. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer, such as securities of FHLMC. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the U.S. Securities guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (“U.S. government securities”) include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid.

U.S. government securities may include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities, that may be purchased when yields are attractive and/or to enhance Fund liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. The Fund accrues income on these investments for tax and accounting purposes that is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”), which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.

Exchange Rate-Related U.S. Government Securities. The Fund may invest up to 5% of its assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange Rate-Related Securities”). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. government securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.

Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the security holder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms.

Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by the Sub-adviser at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

For the avoidance of doubt, the Fund may not invest in Exchange Rate-Related Securities in excess of these limitations.

When-Issued and Delayed Delivery Securities

The Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by the Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Trust as fundamental policies of the Fund. The Fund investment objective, stated in the Prospectus, is non-fundamental. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities of the Fund, which is defined in the 1940 Act as the lesser of (i) 67% or more of the shares present at a Fund meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund.

Fundamental Investment Restrictions — The Municipal Bond Fund.

1.	The Fund will not deviate from the definition of a “diversified company” as defined in the 1940 Act and rules thereunder.

2.

The Fund will not issue “senior securities” as defined in the 1940 Act, and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

3.

The Fund will not borrow money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not exceeding 33 1⁄3% of the value of the Fund’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques.

4.

The Fund will not make loans. This restriction does not apply to: (a) the purchase of debt obligations in which a Fund may invest consistent with its investment objectives and policies (including participation interests in such obligations); (b) repurchase agreements; and (c) loans of its portfolio securities.

5.

The Fund will not purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from: (a) investing in and selling securities of issuers engaged in the real estate business and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds; (c) trading in futures contracts and options on futures contracts or (d) investing in or purchasing real estate investment trust securities.

6.

The Fund will not engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act in disposing of portfolio securities.

7.

The Fund will not purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

8.

The Fund will invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam).

The following are non-fundamental investment restrictions and may be changed by a vote of a majority of Board at any time upon at least 60 days’ prior notice to shareholders. Each Fund’s investment objective, stated in the Prospectus, is non-fundamental.

Non-Fundamental Investment Restrictions — The Municipal Bond Fund.

1.	The Fund will not invest in oil, gas or other mineral leases or exploration or development programs.

2.

The Fund will not make short sales of securities, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3.	The Fund will not make investments for the purpose of exercising control or management.

4.

The Fund will not purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5.	The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

The percentage limitations contained in the restrictions listed above (other than with the fundamental investment restriction regarding borrowing described above) apply at the time of purchase of securities. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

Department of Labor (“DOL”) Exemption. Sales of Fund shares under certain investment advisory programs sponsored or advised by Morgan Stanley or its affiliates (“Investment Advisory Programs”) to clients that are employee benefit plans, IRAs or Keogh Plans (collectively, “Plans”) are subject to regulation by the Department of Labor (“DOL”) and the provisions of the Employee Retirement Income Security Act of 1974, as amended and/or the prohibited transaction provisions of Section 4975 of the IRC, as amended. Citigroup Global Markets Inc., the Fund’s former distributor (“CGMI”), through its predecessors, received a prohibited transaction exemption from the DOL covering certain transactions in shares of the Fund in connection with a Plan’s participation in the TRAK Personalized Investment Advisory Services Program (now TRAK® Pathway), and Morgan Stanley Wealth Management will comply with applicable requirements and conditions of other applicable exemptions with respect to the other investment advisory programs under which Fund shares are sold.

TRUSTEES AND OFFICERS OF THE TRUST

The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Fund, including agreements with the Trust’s distributor, Sub-adviser, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Fund and who execute policies authorized by the Board.

Consulting Group Advisory Services LLC (“CGAS” or “Manager”), a business of Morgan Stanley, serves as the investment adviser for the Fund. The Fund employs a “multi-manager” strategy. The Manager selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Fund allocated to them. In addition to investment management services, the Manager monitors and supervises the services provided to the Trust by its administrator. The Manager also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.

The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Fund.

INDEPENDENT TRUSTEES

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held During Past Five Years by Trustee
Mark J. Reed 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1964	Chairman and Trustee	Since 2007 (Chairman since 2018)	Principal and Portfolio Manager, North American Management Corp. (2013-present); and formerly, Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (1988-2013)	11	None

Adela Cepeda 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1958	Vice Chairman and Trustee	Since 2008 (Vice Chairman since 2018)	Managing Director, PFM Financial Advisors, LLC (September 2016-present); and formerly, President, A.C. Advisory, Inc. (1995-September 2016)	11	Director, BMO Financial Corp. (2012-present); Trustee, Mercer Funds (2005-present); Trustee, UBS Funds (2004-present); and formerly Director, Fort Dearborn Income Securities (2000-August 2016)

W. Thomas Matthews 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1949	Trustee	Since 2009 (Interested Trustee from 2006-2009)	Retired; Advisor, Smith Barney (2005-2007)	11	Chairman Emeritus, Congressional Medal of Honor Foundation (2009-present); formerly Treasurer (2009-2016); and Chairman Emeritus, America’s Warrior Partnership (2017-present), formerly, Chairman (2013-2016) and Director (2013-2017)

Eric T. McKissack, CFA® 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1953	Trustee	Since 2013	Founder and Chief Executive Officer, Channing Capital Management, LLC (Investment Management) (2004-present)	11	Trustee and Chairman, FlexShares Funds (2011-present); Trustee, The Art Institute of Chicago (2001-present); Director, Shirley Ryan AbilityLab (2000-present); and Director, Urban Gateways (1995-present)

INTERESTED TRUSTEE

Paul Ricciardelli** Morgan Stanley 522 Fifth Avenue, 14th Floor, New York, NY 10036 Birth Year: 1969	Trustee and Chief Executive Officer and President	Since April 2017	Head of IAR/GIMA, Morgan Stanley (2011-present); Head of Wealth Advisory Solutions, Morgan Stanley (March 2017-present); formerly, Head of Manager Solutions, Morgan Stanley (2015-March 2017)	11	None

OFFICERS

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years
Francis Smith Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2014	Managing Director, Morgan Stanley (2017-present); formerly Executive Director, Morgan Stanley (2001-2016); and Treasurer and Principal Financial Officer of various Morgan Stanley Funds (2003-present)

Eric Metallo Morgan Stanley 1633 Broadway, 26th Floor New York, NY 10019 Birth Year: 1976	Chief Legal Officer and Secretary	Since August 2015	Executive Director, Morgan Stanley Wealth Management (2014-present); and formerly Senior Vice President and Associate General Counsel, PineBridge Investments (2011-2014)

OFFICERS

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years
Joseph Signora Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1977	Chief Compliance Officer	Since December 2017	Executive Director, Morgan Stanley (2017-present); formerly, Senior Director, AXA Equitable (2015-2017); Vice President, EQ Advisors Trust (2015-2017); Vice President, AXA Premier VIP Trust (2015-2017); Vice President, 1290 Funds (2015-2017); Vice President, FMG LLC (2015-2017); Deputy Chief Compliance Officer, Emerging Global Advisors (2014-2015); Chief Compliance Officer, EGA Emerging Global Shares Trust (2014-2015); Chief Compliance Officer, EGA Frontier Diversified Core Fund (2014-2015); and Director of Compliance, Van Eck Associates Corp. (2011-2014)

Sara Cetron Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1980	Chief Administrative Officer	Since March 2017	Vice President, Morgan Stanley (2015-present); and formerly Platform Management, Managed Solutions, Barclays Capital Inc. (2008-2015)

Robert Garcia Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1983	Chief Operating Officer Investment Officer Co-Chief Operating Officer	Since May 2016 Since July 2015 August 2015-May 2016	Head of Operations and Strategy, Morgan Stanley (2017-present); formerly Head of Portfolio Operations-WMIR, Morgan Stanley (2016-2017); Head of Packaged Digital Solutions, Morgan Stanley (2015-present); and formerly Head of Strategy and Development- Global Investment Solutions, Morgan Stanley (2013-2015)

OFFICERS

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years
Zachary Apoian Morgan Stanley 522 Fifth Avenue, New York, NY 10036 Birth Year: 1979	Investment Officer	Since 2019	Executive Director, Morgan Stanley Wealth Management (2019-Present); Private Wealth Advisor, Morgan Stanley Wealth Management (2017-2019); Executive Director, Morgan Stanley Wealth Management (2014-2017)

Franceen Jansen Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1959	Investment Officer	Since August 2015	Executive Director, Morgan Stanley (2010-present)

Brian Mulley Morgan Stanley 1585 Broadway, 29th Floor New York, NY 10036 Birth Year: 1977	Investment Officer	Since August 2015	Investment Analyst, Executive Director, Morgan Stanley (2005-present)

Sukru Saman Morgan Stanley 522 5th Avenue, 12th Floor New York, NY 10036 Birth Year: 1972	Investment Officer	Since August 2015	Investment Officer, Morgan Stanley Wealth Management (2013-present)

Lisa Shalett Morgan Stanley 522 Fifth Avenue, 12th Floor New York, NY 10036 Birth Year: 1963	Investment Officer	Since August 2015	Head of Investment and Portfolio Strategies, Morgan Stanley (2013-present)

OFFICERS

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years
James Totino Morgan Stanley 522 Fifth Avenue, 14th Floor New York, NY 10036 Birth Year: 1970	Investment Officer	Since May 2018	Portfolio Specialist, Investment Officer, Morgan Stanley (April 2018-present); and Investment Officer, Morgan Stanley (2011-March 2018)

Bahadir Sarana Morgan Stanley 1633 Broadway, New York, NY 10019 Birth Year: 1977	Anti-Money Laundering (“AML”) Compliance Officer	Since September 2018	Executive Director, Morgan Stanley (1999-present)

James J. Tracy Morgan Stanley 2000 Westchester Avenue Purchase, NY 10577 Birth Year: 1957	Product Management Officer Trustee Chief Executive Officer and President	Since May 2016 2013-2015 2013-2015	Managing Director, Director of Consulting Group and Practice Management (2016-present); Managing Director, Vice Chairman of Wealth Management (2015); and formerly Managing Director, Director of Consulting Group Wealth Advisory Solutions (2012-2015)

Steven Ross Morgan Stanley 522 Fifth Avenue, 4th Floor New York, NY 10036 Birth Year: 1971	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Robert Creaney Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1974	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (1997-present)

OFFICERS

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past Five Years
Michael Conklin Morgan Stanley One Financial Place 440 South LaSalle Street 39th Floor Chicago, IL 60605 Birth Year: 1977	Assistant Treasurer	Since 2014	Executive Director, Morgan Stanley (2013-present)

Suzan M. Barron Brown Brothers Harriman & Co. (“BBH&Co.”) 50 Post Office Square Boston, MA 02110 Birth Year: 1964	Assistant Secretary	Since 2011	Senior Vice President and Senior Investor Services Counsel, Corporate Secretary and Regulatory Support Practice of Fund Administration, BBH&Co. (2005-present)

*	Each Trustee remains in office until he or she resigns, retires or is removed.
**	Mr. Ricciardelli is an “interested person” of the Trust as defined in the 1940 Act because of his position with Morgan Stanley.
***

The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Board Composition and Leadership Structure

Currently, four of the five Trustees on the Board (80%) are not “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with the Manager or any Sub-adviser (“Independent Trustees”). The Board has appointed Mr. Reed, an Independent Trustee, to serve as Chairman of the Board. There are two primary committees of the Board: the Audit Committee and the Corporate Governance and Nominating Committee. Each Committee is chaired by an Independent Trustee and comprised solely of Independent Trustees. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the Trust and in light of the services that the Manager and its affiliates and the Sub-advisers provide to the Trust and potential conflicts of interest that could arise from these relationships. The Board believes that the existing Board structure is appropriate because, among other things, it allows the Independent Trustees to exercise independent business judgment in evaluating the Trust’s management and service providers.

Board Oversight of Risk Management

The Board considers risk management issues as part of its general oversight responsibilities. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager and its affiliates and the Sub-advisers, have responsibility for the day-to-day management of the Fund, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, or the Chairman of the Board or the appropriate Committee, acting between Board meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s investment officers, the Trust’s and the Manager’s Chief Compliance Officer (“CCO”) and the Sub-advisers’ portfolio management personnel. The Board’s Audit Committee meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board receives periodic presentations from senior personnel of the Manager or its affiliates regarding investment performance of the Fund and the applicable investment risk management process. The Board also receives periodic presentations from senior personnel of the Manager or its affiliates and the Sub-advisers regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas, such as business continuity, anti-money laundering, cybersecurity, personal trading, valuation, credit, investment research, portfolio trading and transactions, and securities lending. The Board has adopted policies and procedures designed to address certain risks to the Fund. In addition, the Manager and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Fund. Different processes, procedures and controls are employed with respect to different types of risks. However, it is not possible to eliminate all of the risks applicable to the Fund. The Board also receives reports from counsel to the Trust or counsel to the Manager and the Independent Trustees’ own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Fund’s investments or activities.

Individual Trustee Qualifications

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills to effectively oversee the management of the Trust and the interests of Fund shareholders. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees must have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that the Trustees satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. The charter for the Board’s Corporate Governance and Nominating Committee contains certain other factors considered by the Committee in identifying and evaluating potential nominees to the Board. The Board noted that most of the Trustees had experience serving as directors on the boards of operating companies and/or other investment companies. The Board considered that Ms. Cepeda and Messrs. Matthews, McKissack and Reed have or had careers in the financial services or investment management industries, including holding executive positions in companies engaged in these industries, which allows these Trustees to bring valuable, relevant experience as members of the Board. Mr. Ricciardelli has substantial experience as an executive and financial officer in leadership roles with Morgan Stanley and affiliated entities.

Board Committees

The Trust has an Audit Committee and a Corporate Governance and Nominating Committee. The members of the Audit Committee and the Corporate Governance and Nominating Committee consist of all the Independent Trustees of the Trust, namely Ms. Cepeda and Messrs. Matthews, McKissack and Reed. The Board also at times may constitute other committees of the Board to assist in the evaluation of specific matters.

The Audit Committee oversees each Fund’s audit, accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Board for its ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each Fund by the independent registered public accounting firm and all permissible non-audit services provided by the Trust’s independent registered public accounting firm to the Manager and any affiliated service providers if the engagement relates directly to Fund operations and financial reporting. The Audit Committee met [two] times during the Trust’s most recent fiscal year.

The Corporate Governance and Nominating Committee is charged with overseeing the Board governance matters and related Trustee practices, including selecting and nominating persons for election or appointment by the Board as Independent Trustees of the Trust. The Corporate Governance and Nominating Committee will consider nominees recommended by the Fund’s shareholders if a vacancy occurs. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary. The Corporate Governance and Nominating Committee also considers and recommends to the Board the appropriate compensation for serving as a Trustee on the Board. The Corporate Governance and Nominating Committee [did not meet during the Trust’s most recent fiscal year].

Securities Beneficially Owned by Each Trustee

As of [December 31, 2018], the Trustees of the Trust beneficially owned equity securities of the Funds within the dollar ranges presented in the table below:

Name of Trustee	Dollar Range of Equity Securities in the Funds of the Trust				Aggregate Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in Family of Investment Companies
Adela Cepeda	Large Cap Equity Fund	$	[	]	[	]
	Small-Mid Cap Equity Fund	$	[	]
	International Equity Fund	$	[	]
	Emerging Markets Equity Fund	$	[	]
	Core Fixed Income Fund	$	[	]
	High Yield Fund	$	[	]
	International Fixed Income Fund	$	[	]
	Municipal Bond Fund		[	]
	Inflation-Linked Fixed Income Fund		[	]
	Ultra-Short Term Fixed Income Fund		[	]
	Alternative Strategies Fund		[	]

W. Thomas Matthews	Large Cap Equity Fund		[	]	[	]
	Small-Mid Cap Equity Fund		[	]
	International Equity Fund		[	]
	Emerging Markets Equity Fund		[	]
	Core Fixed Income Fund		[	]
	High Yield Fund		[	]
	International Fixed Income Fund		[	]
	Municipal Bond Fund		[	]
	Inflation-Linked Fixed Income Fund		[	]
	Ultra-Short Term Fixed Income Fund		[	]
	Alternative Strategies Fund		[	]

Eric T. McKissack	Large Cap Equity Fund		[	]	[	]
	Small-Mid Cap Equity Fund		[	]
	International Equity Fund		[	]
	Emerging Markets Equity Fund		[	]
	Core Fixed Income Fund		[	]
	High Yield Fund		[	]
	International Fixed Income Fund		[	]
	Municipal Bond Fund		[	]
	Inflation-Linked Fixed Income Fund		[	]
	Ultra-Short Term Fixed Income Fund		[	]
	Alternative Strategies Fund		[	]

Mark J. Reed	Large Cap Equity Fund		[	]	[	]
	Small-Mid Cap Equity Fund		[	]
	International Equity Fund		[	]

Name of Trustee	Dollar Range of Equity Securities in the Funds of the Trust			Aggregate Dollar Range of Equity Securities in all Registered Investment Companies overseen by Trustee in Family of Investment Companies
	Emerging Markets Equity Fund	[	]
	Core Fixed Income Fund	[	]
	High Yield Fund	[	]
	International Fixed Income Fund	[	]
	Municipal Bond Fund	[	]
	Inflation-Linked Fixed Income Fund	[	]
	Ultra-Short Term Fixed Income Fund	[	]
	Alternative Strategies Fund	[	]

Paul Ricciardelli	Large Cap Equity Fund	[	]	[	]
	Small-Mid Cap Equity Fund	[	]
	International Equity Fund	[	]
	Emerging Markets Equity Fund	[	]
	Core Fixed Income Fund	[	]
	High Yield Fund	[	]
	International Fixed Income Fund	[	]
	Municipal Bond Fund	[	]
	Inflation-Linked Fixed Income Fund	[	]
	Ultra-Short Term Fixed Income Fund	[	]
	Alternative Strategies Fund	[	]

Trustee Compensation

The following table shows the compensation paid by the Trust to each Independent Trustee during the last fiscal year of the Trust. Trustees who are “interested persons” of the Trust (as defined in the 1940 Act) and officers of the Trust do not receive compensation directly from the Trust. The Funds may bear a portion of the CCO’s annual compensation.

[For the fiscal year ended August 31, 2019], the Independent Trustees were paid the following aggregate compensation by the Trust:

Name of Person, Position	Aggregate Compensation from Trust			Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex*
Mark J. Reed, Chairman	$	[	]	None	None	$	[	]
John J. Murphy	$	[	]	None	None	$	[	]
Adela Cepeda	$	[	]	None	None	$	[	]
W. Thomas Matthews	$	[	]	None	None	$	[	]
Eric T. McKissack	$	[	]	None	None	$	[	]
Stephen E. Kaufman, Trustee Emeritus	$	[	]	None	None	$	[	]

*	Includes reimbursement for any out-of-pocket expenses incurred to attend meetings of the Board.

For the fiscal year ended August 31, 2019, each Trustee who was not affiliated with the Manager, any Sub-adviser or the Funds’ distributor was entitled to receive an annual fee of $190,000. The Vice Chair of the Board, Chair of the Audit Committee, and Chair of the Nominating & Governance Committee, are entitled to receive additional fees of $5,000, $10,000 and $10,000, respectively. All Trustees were reimbursed for travel and out-of-pocket expenses incurred to attend meetings of the Board, which in the aggregate amounted to $[        ] for the fiscal year ended August 31, 2019.

The Board has adopted a Trustee Emeritus policy. Except as otherwise noted below, a Trustee who has served as an Independent Trustee for a minimum of ten (10) years and has reached the age of 77 years may elect to become a Trustee Emeritus. Upon reaching age 77, emeritus status is mandatory, or else the Trustee will retire. Emeritus Trustees may serve in emeritus status for a maximum of five (5) years from the date emeritus status is achieved, during which time they are entitled to receive an annual retainer of one-half the amount paid as an annual retainer at the time the Trustee became a Trustee Emeritus together with reasonable out-of-pocket expenses for each meeting attended. Mr. Kaufman is subject to the terms of the Trust’s previous Trustee Emeritus policy, which provides that a Trustee who has served as an Independent Trustee for a minimum of ten (10) years and has reached the age of 80 years may be designated by the remaining Trustees as a Trustee Emeritus. Such Emeritus Trustees are entitled to serve in emeritus status for a maximum of ten (10) years from the date emeritus status is achieved, during which time they are entitled to receive an annual retainer of one-half the amount paid as an annual retainer at the time the Trustee became a Trustee Emeritus and a per meeting attended fee of one-half the amount paid to Trustees at the time the Trustee became a Trustee Emeritus for attending the meeting, together with reasonable out-of-pocket expenses for each meeting attended. A Trustee Emeritus does not have voting rights with respect to matters pertaining to the Trust.

Independent Trustees who were members of the Trust’s Board prior to December 1, 2005 are subject to the terms of the Trust’s previous Trustee Emeritus policy, which provides that a Trustee who has served as an Independent Trustee for a minimum of ten (10) years and has reached the age of 80 years may be designated by the remaining Trustees as a Trustee Emeritus. Such Emeritus Trustees are entitled to serve in emeritus status for a maximum of ten (10) years from the date emeritus status is achieved, during which time they are entitled to receive a retainer together with reasonable out-of-pocket expenses for each meeting attended.

CONTROL PERSONS

[As of December 31, 2018, none of the Independent Trustees, or his or her immediate family members, owned beneficially, or of record, any securities issued by the Manager or its affiliates, any Sub-adviser or distributor of the Trust, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Manager, any Sub-advisers or distributor of the Trust. ]

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund are made by the Sub-adviser, subject to the overall review of the Manager and the Board. Although investment decisions for the Fund is made independently from those of the other accounts managed by the Sub-adviser, investments of the type that the Fund may make also may be made by those other accounts. When the Fund and one or more other accounts managed by a Sub-adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Sub-adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

The Board has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which an affiliate participates. These procedures prohibit the Fund from directly or indirectly benefiting an affiliate in connection with such underwritings. In addition, for underwritings where an affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Fund could purchase in the underwritings.

Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. No stated commission is generally applicable to securities traded in U.S. over-the-counter markets, but the underwriters include an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U.S. government securities generally are purchased from underwriters or dealers, although certain newly issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

In selecting brokers or dealers to execute securities transactions on behalf of the Fund, the Sub-adviser seeks the best overall terms available. In assessing the best overall terms available for any transaction, the Sub-adviser will consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, each Advisory Agreement (as defined below) between the Manager and the Sub-adviser authorizes the Sub-adviser, in selecting brokers or dealers to execute a particular transaction, and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended (“1934 Act”)) provided to the Fund and/or other accounts over which the Sub-adviser or its affiliates exercise investment discretion. In doing so, the Fund may pay higher commission rates than the lowest available when the Sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a Sub-adviser receives research services from many broker-dealers with which the Sub-adviser places portfolio trades. The Sub-adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for the Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to a Sub-adviser in advising its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees under the Management Agreement and the Advisory Agreement, respectively, are not reduced by reason of the Fund’s Sub-adviser receiving brokerage and research services. As noted above, the Sub-adviser may purchase new issues of securities for the Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Sub-adviser with research in addition to selling the securities (at the fixed public offering price) to the Fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other Sub-adviser clients, and the Sub-adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the Financial Industry Regulatory Authority (“FINRA”) has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

The Board will periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the Fund. Over-the-counter purchases and sales by the Fund are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.

To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the SEC under the 1940 Act, the Board has determined that transactions for the Fund may be executed through an affiliated broker-dealer if, in the judgment of its Sub-adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate.

The Fund will not purchase any security, including U.S. government securities, during the existence of any underwriting or selling group relating thereto of which any affiliate of the Fund thereof, is a member, except to the extent permitted by the SEC.

The Fund may use an affiliated broker-dealer as a commodities broker in connection with entering into futures contracts and options on futures contracts if, in the judgment of the Sub-adviser, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, the affiliated broker-dealer charges the Fund a fair and reasonable rate.

PORTFOLIO TURNOVER

The Fund may engage in active short-term trading to benefit from yield disparities among different issues of securities, to seek short-term profits during periods of fluctuating interest rates or for other reasons. The Fund will not consider portfolio turnover rate a limiting factor in making investment decisions.

The Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Since the Fund is authorized to engage in transactions in options, it may experience increased portfolio turnover under certain market conditions as a result of its investment strategies. For instance, the exercise of a substantial number of options written by the Fund (because of appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% would occur if all of the Fund’s securities that are included in the computation of turnover were replaced once during a period of one year.

Certain practices that may be employed by the Fund could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a Sub-adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the Fund’s shares as well as by requirements that enable the Fund to receive favorable tax treatment.

The Fund’s turnover rates for the last two fiscal years was as follows:

Fund	Fiscal Year Ended August 31, 2019		Fiscal Year Ended August 31, 2018
Municipal Bond Fund	[	]%	18%

INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager; Sub-adviser. CGAS, a business of Morgan Stanley Wealth Management, serves as investment manager to the Trust pursuant to an investment management agreement (“Management Agreement”) between the Trust and CGAS. The Sub-adviser serves as investment adviser to the Fund pursuant to a separate written agreement with the Manager on behalf of the Fund (“Sub-advisory Agreement”). The Fund bears its own expenses, which generally includes all costs not specifically borne by the Manager, the distributor, the Sub-adviser, the Administrator, the transfer agent or other service providers. Included among the Fund’s expenses are costs incurred in connection with the Fund’s organization; investment management and administration fees; fees for necessary professional and brokerage services; fees for any pricing services; the costs of regulatory compliance; and costs associated with maintaining the Trust’s legal existence and shareholder relations. As administrator, BBH&Co. provides various administrative services, including assisting with the supervision of the Trust’s operations, accounting and bookkeeping, calculating the Fund’s daily NAV, preparing reports to the Fund’s shareholders, preparing and filing reports with the SEC and state securities authorities, preparing and filing tax returns and preparing materials for meetings of the Trustees and its committees.

Under the Management Agreement, the Fund pays CGAS an investment management fee calculated daily at an annual rate based on the Fund’s average daily net assets and paid monthly in arrears. CGAS pays the Sub-adviser a sub-advisory fee from its investment management fees. The maximum allowable annual management fee, the aggregate sub-advisory fee paid by CGAS to the Sub-adviser and the fee retained by CGAS for the fiscal year ended August 31, 2019, are indicated below:

Fund	Sub-advisory Fee		CGAS Fee		Maximum Allowable Annual Management Fee
Municipal Bond Fund	[0.20	%]	[0.20	%]	[0.40	%]

The Fund’s actual advisory fees may be less than the amount set forth above due to the effect of fee waivers. Effective January 1, 2019, CGAS has contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep the Fund’s management fees from exceeding the total amount of sub-advisory fees paid by CGAS plus 0.20% based on average net assets. This contractual waiver will only apply if the Fund’s total management fees exceed the total amount of sub-advisory fees paid by CGAS plus 0.20%, and will not affect the Fund’s total management fees if they are less than such amount. The contractual waiver arrangement shall remain in effect until [January 1, 2020]. The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Fund’s investment management fee paid to CGAS for the fiscal years ended August 31, 2019, 2018 and 2017, are as follows:

	Fiscal year ended August 31, 2019						Fiscal year ended August 31, 2018		Fiscal year ended August 31, 2017
Fund	Management Fee			Management Fee Waiver			Management Fee	Management Fee Waiver	Management Fee	Management Fee Waiver
Municipal Bond Fund	$	[	]	$	[	]	$242,743	$0	$244,994	$0

Administrator. BBH&Co. serves as the administrator (“Administrator”) to the Fund pursuant to a written agreement (“Administration Agreement”). For its administrative services, BBH&Co. receives an annual asset-based fee of 0.025% on assets up to the first $5 billion, 0.02% on assets between $5 billion and $8 billion and 0.0175% on assets in excess of $8 billion, plus out-of-pocket expenses. The fee is calculated and allocated daily based on the assets of the Fund.

The Fund’s administration, fund accounting and custody service fees paid to BBH&Co. for the fiscal years ended August 31, 2019, 2018 and 2017 are as follows:

	Fiscal year ended August 31, 2019						Fiscal year ended August 31, 2018						Fiscal year ended August 31, 2017
Fund	Administrative Fee			Administrative Fee Waiver			Administrative Fee			Administrative Fee Waiver			Administrative Fee			Administrative Fee Waiver
Municipal Bond Fund	$	[	]	$	[	]	$	[93,505	]	$	[0	]	$	[91,877	]	$	[0	]

* Not operational during the period.

CGAS is owned by Morgan Stanley in its entirety. CGAS is a registered investment adviser and is responsible for overseeing the management of the Funds. Morgan Stanley Wealth Management, which works in conjunction with CGAS, has extensive experience in providing investment adviser selection services. Morgan Stanley Wealth Management’s analysts, in the aggregate, have many years of experience performing asset manager searches for institutional and individual clients. These analysts rely on the Manager’s comprehensive database of a universe of registered investment advisory firms. As of October 31, 2019, CGAS provided services with respect to over $[5.9 billion] of client assets invested in the Funds under a variety of investment advisory programs designed for individual and institutional investors.

The Manager, Morgan Stanley Wealth Management and the Sub-adviser pay the salaries of all officers and employees who are employed by them and the Trust, and the Manager. Morgan Stanley maintains office facilities for the Trust. The Manager, the Sub-adviser and BBH&Co. bear all expenses in connection with the performance of their respective services under the Management Agreement, the Sub-advisory Agreement, and the Administration Agreement, except as otherwise provided in the respective agreement.

Disclosure of Portfolio Holdings

The Trust has adopted policies and procedures with respect to the disclosure of the Fund’s securities and any ongoing arrangements to make available information about the Fund’s securities holdings. The policy requires that consideration always be given as to whether disclosure of information about the Fund’s securities holdings is in the best interests of the Fund’s shareholders, and that any conflicts of interest between the interests of the Fund’s shareholders and those of the Manager, the Administrator, Morgan Stanley or their affiliates, be addressed in a manner that places the interests of Fund shareholders first. The policy provides that information regarding the Fund’s securities holdings may not be shared with non-employees of the Trust’s service providers, with investors or potential investors (whether individual or institutional), or with third-parties unless it is done for legitimate Fund’s business purposes and in accordance with the policy.

The policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. The Manager believes that this passage of time prevents a third-party from benefiting from an investment decision made by a portfolio that has not been fully reflected by the market.

Under the policy, the Fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third-parties and non-employees with simultaneous public disclosure at least 25 days after calendar quarter end except in the case of money market funds’ holdings, which may be released with simultaneous public disclosure at least five days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-PORT or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a Morgan Stanley or the Trust’s Internet site that is accessible by the public, or through public release by a third-party vendor.

The policy permits the release of limited portfolio holdings information that is not yet considered stale in certain situations, including:

1.	The Fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	The Fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.

A list of securities (that may include portfolio holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds, including the Fund) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.

The Fund’s sector weightings, performance attribution (e.g., analysis of the Fund’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.

The Fund’s securities holdings may be released on an as-needed basis to its legal counsel, counsel to its Independent Trustees, and its independent registered public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, if information about the Fund’s securities holdings is released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. The Fund, the Manager, and any other affiliated party may not receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about the Fund’s portfolio securities will be reviewed at least annually by the Trustees.

The approval of the CCO, or his or her designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with the Manager’s and Administrator’s legal department, as necessary. Exceptions to the policies are reported to the Trustees at their next regularly scheduled meeting.

Set forth below are charts showing those parties with whom the Manager, on behalf of each Fund, has authorized ongoing arrangements that include the release of portfolio holding information, the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the below as recipients are service providers, fund rating agencies, consultants and analysts.

The Funds may release their portfolio holdings to the following recipients:

Recipient	Frequency	Delay Before Dissemination
BBH&Co. (Administrator, Fund Custodian and Accounting Agent)	Daily	None
Thomson Reuters Vestek	Daily	None
FactSet Research Systems Inc.	Daily	None
Morningstar Inc.	Daily	None
MSCI Inc.	Daily	None
Insignis	Daily	None

Portfolio Management Technology	Monthly	One business day after month end
Bloomberg	Monthly	30 days after quarter end
Fitch, Inc.	Monthly	30 days after quarter end
Lipper	Monthly	30 days after quarter end
Moody’s Corp.	Monthly	30 days after quarter end
Investment Company Institute (ICI)	Monthly	30 days after quarter end
S&P	Monthly	30 days after quarter end
ITG	Monthly	None

FX Transparency, LLC	Quarterly	None
Global Trading Analytics	Quarterly	1-3 business day(s) after quarter end

Abel Noser	As Needed	None
Ernst & Young (Passive Foreign Investment Company analytics)	As Needed	None
ISS (Proxy Voting Services)	As Needed	None

Proxy Voting Policies

Although individual Trustees may not agree with particular policies or votes by the Manager, the Board has approved delegating proxy voting discretion to the Manager and Sub-advisers believing that they should be responsible for voting because it is a matter relating to the investment decision making process.

Non-equity securities, such as debt obligations and money market instruments are not usually considered to be voting securities, and proxy voting, if any, is typically limited to the solicitation of consents to changes in or waivers of features of debt securities, or plans of reorganization involving the issuer of the security. In the rare event that proxies are solicited with respect to any of these securities, the Manager or the Sub-adviser, as the case may be, would vote the proxy in accordance with the principles set forth in its proxy voting policies and procedures, including the procedures used when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Manager or the Sub-adviser or any affiliated person of the Fund and the Fund’s shareholders, on the other.

Attached as Appendix B are copies of the guidelines and procedures that the Manager and Sub-adviser use to determine how to vote proxies relating to portfolio securities, including the procedures that the Manager and or Sub-adviser use when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Manager or any affiliated person of the Trust or the Manager or Sub-adviser, on the other. This summary of the guidelines gives a general indication as to how the Manager and Sub-adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Manager and-or Sub-adviser, as applicable, always endeavor to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives.

The proxy voting policies of the Sub-adviser, or summaries thereof, can also be found in Appendix B.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the Trust’s website at: www.morganstanley.com/cgcm

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, each of the Trust, the Manager, the Sub-adviser and distributor has adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Copies of the codes of ethics of the Trust, the Manager, Sub-adviser and distributor are on file with the SEC.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103, serves as counsel to the Trust. Proskauer Rose LLP, 11 Times Square, New York, NY 10036, serves as counsel to the Independent Trustees.

[Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116], serves as the independent registered public accounting firm of the Trust.

In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. BNY Mellon Investment Servicing (US) Inc., the Trust’s transfer agent, maintains a record of each shareholder’s ownership of Trust shares. Shares do not have cumulative voting rights, meaning that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable, but have no preemptive, conversion or subscription rights. Shareholders generally vote on a Trust-wide basis, except with respect to proposals affecting an individual Fund, such as those with respect to the Management Agreement.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust’s management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

PORTFOLIO MANAGER DISCLOSURE

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each Fund. Unless noted otherwise, all information is provided as of August 31, 2019.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the Fund) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

Municipal Bond Fund

BlackRock Financial Management, Inc.

	Registered Investment Company				Other Pooled Investment Vehicles				Other Accounts
Portfolio Manager(s)	Accounts		Assets		Accounts		Assets		Accounts		Assets
[Michael Kalinoski]	[	]	[	]	[	]	[	]	[	]	[	]
[Kevin Maloney]	[	]	[	]	[	]	[	]	[	]	[	]
[ ]	[	]	[	]	[	]	[	]	[	]	[	]

PORTFOLIO MANAGER COMPENSATION

[BlackRock Financial Management, Inc. (“BlackRock”)

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation.

Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmarks
Akiva Dickstein	A combination of market-based indices (e.g. Bloomberg Barclays U.S. Aggregate Index, Bloomberg Barclays U.S. Universal Index and Bloomberg Barclays Intermediate Aggregate Index), certain customized indices and certain fund industry peer groups.
David Antonelli	A combination of market-based indices (e.g., Standard & Poor’s Municipal Bond Index, Bloomberg Barclays U.S. Aggregate Index), certain customized indices and certain fund industry peer groups.

Distribution of Discretionary Incentive Compensation.

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits.

In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($275,000 for 2018). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.]

POTENTIAL CONFLICTS OF INTEREST

[Potential conflicts of interest may arise when the Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio managers listed in the table above.

These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment Sub-adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment sub-adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. A sub-adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to a sub-adviser and its affiliates.]

[BlackRock Financial Management, Inc. (“BlackRock”)

Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Dickstein and Antonelli may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Dickstein and Antonelli may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.]

PORTFOLIO MANAGER OWNERSHIP DISCLOSURE

As of August 31, 2019 [no Portfolio Manager owned shares of any Fund in the Trust.]

PURCHASE OF SHARES

Purchases of shares of the Fund through an Investment Advisory Program must be made through a brokerage account maintained with Morgan Stanley. Payment for Fund shares must be made through a brokerage account maintained with Morgan Stanley. No brokerage account or inactivity fee is charged in connection with a brokerage account through which an investor purchases shares of the Fund.

Shares of the Fund are available exclusively to participants in an Investment Advisory Program and are generally designed to relieve investors of the burden of devising an asset allocation strategy to meet their individual needs as well as selecting individual investments within each asset category among the myriad choices available. Investment Advisory Programs generally provide investment advice in connection with investments across the Fund by identifying the investor’s risk tolerances and investment objectives through evaluation of an investment questionnaire; identifying and recommending in writing an appropriate allocation of assets across the Fund that conform to those tolerances and objectives in a written recommendation; and providing, on a periodic basis, a written monitoring report to the investor containing an analysis and evaluation of an investor’s account and recommending any appropriate changes in the allocation of assets across the Fund. Usually under an Advisory Service, all investment decisions ultimately rest with the investor and investment discretion is not given to the investment adviser.

Shares of the Fund are offered for purchase and redemption at its respective NAV next determined, without imposition of any initial or contingent deferred sales charge except that Morgan Stanley Wealth Management generally is paid an investment advisory fee directly by the investors purchasing Fund shares through its investment advisory programs.

REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Fund is included in the Prospectus. The right of redemption of shares of the Fund may be suspended or the date of payment postponed: (i) for any periods during which the New York Stock Exchange, Inc. (“NYSE™”) is closed (other than for customary weekend and holiday closings), (ii) when trading in the markets a Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund’s investments or determination of its NAV not reasonably practicable or (iii)  for such other periods as the SEC by order may permit for the protection of the Fund’s shareholders.

REDEMPTIONS IN KIND

If the Trustees determine that it would be detrimental to the best interests of the Fund’s shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or one percent (1%) of the Fund’s net assets by a distribution in kind of readily marketable portfolio securities in lieu of cash. Redemptions failing to meet this threshold must be made in cash. Shareholders receiving distributions in kind of portfolio securities may incur brokerage commissions when subsequently disposing of those securities.

NET ASSET VALUE

The Fund’s NAV per share is calculated by the Fund’s administrator, BBH&Co., on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE is currently scheduled to be closed on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday when one of those holidays falls on a Saturday or on the subsequent Monday when one of those holidays falls on a Sunday. On those days, securities held by the Fund may nevertheless be actively traded and the value of the Fund’s shares could be significantly affected.

NAV per share is determined as of the close of regular trading on the NYSE and is computed by dividing the value of the Fund’s net assets by the total number of its shares outstanding. A security that is primarily traded on a domestic or foreign stock exchange is valued at the last sale price on that exchange as reported to the Fund or, if no sales occurred during the day, these investments are quoted at the mean between the current bid and ask prices. Securities that are primarily traded on foreign exchanges are generally valued for purposes of calculating the Fund’s NAV at the preceding closing values of the securities on their respective exchanges, except that, when an occurrence subsequent to the time a value was so established is likely to have changed that value, the fair market value of those securities will be determined in good faith by consideration of other factors pursuant to procedures adopted by the Board. Fund securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued at the last sale price. A security that is listed or traded on more than one exchange is valued for purposes of calculating the Fund’s NAV at the quotation on the exchange determined to be the primary market for the security. Exchange-traded options and futures contracts are valued at the last sale price in the market where such contracts are principally traded or, if no sales are reported, the bid price for purchased and written options. Securities traded in the over-the-counter (“OTC”) market are valued at the last sale price or, if no sales occurred during the day, these investments are valued at the mean between the bid and ask price. Debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued by independent pricing services. When, in the judgment of the pricing services, quoted bid prices are available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid and ask prices. Investments for which no readily obtainable market quotations are available, in the judgment of the pricing service, are carried at market value as determined by using various pricing matrices. An option written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract is equal to the unrealized gain or loss on the contract determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. A settlement price may not be used if the market makes a limit move with respect to a particular futures contract or if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined in good faith pursuant to procedures adopted by the Trustees.

Swaps are valued using quotes from approved broker-dealers. Other securities, options and other assets (including swaps and structured notes agreements) for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted by the Trustees.

Foreign currency contracts will be valued using the official close price for such contracts on the New York Stock Exchange. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values using the current exchange rate as of the close of the New York Stock Exchange. If the bid and offered quotations are not available, the rate of exchange will be determined in good faith pursuant to procedures adopted by the Board of Trustees. In carrying out the Trust’s valuation policies, the Manager may consult with others, including an independent pricing service retained by the Trust.

The valuation of a security held by the Fund in U.S. dollar-denominated securities with less than 60 days to maturity is based upon its amortized cost, which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific U.S. federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the IRC and the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The recently enacted tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Reform Bill”) makes significant changes to the U.S. federal income tax rules for taxation of individuals and corporations, generally effective for taxable years beginning after December 31, 2017. Most of the changes applicable to individuals are temporary and would apply only to taxable years beginning after December 31, 2017 and before January 1, 2026. There are only minor changes with respect to the specific rules only applicable to a regulated investment company (“RIC”), such as the Fund. The Tax Reform Bill, however, makes numerous other changes to the tax rules that may affect shareholders and the Fund. You should consult your tax advisor for specific guidance regarding the impact of the Tax Reform Bill on the tax effects of your investment in the Fund.

In order to qualify as a RIC under Subchapter M of the IRC, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the structured notes and swap agreements in which the Fund may invest are not “securities” within the meaning of the 1940 Act, then the Fund may not be able to meet these requirements. Although the Fund intends to take the position that these instruments are securities for this purpose, the Fund has not asked the Internal Revenue Service (“IRS”) for a ruling and the IRS may not agree with this view. If the Fund does not meet the requirements for definition as a tax-qualified RIC, it will be subject to federal income tax as a regular corporation. The Tax Reform Bill lowers the tax rate for corporations to 21% for taxable years beginning after December 31, 2017. The remainder of this tax section assumes that the structured notes and swap agreements in which the Fund may invest are “securities” within the meaning of the 1940 Act.

The Fund and Its Investments

The Fund intends to continue to qualify in each year as a separate RIC under the IRC. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash, securities of other RICs, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s total assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested, including through corporations in which the Fund owns a 20% or greater voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, any two or more issuers that the Fund maintains 20% or more of the voting power in such issuers and such issuers are determined to be engaged in the same or similar trades or businesses, or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

The Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and capital gains that it distributes to its shareholders in a timely manner, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income, including dividends and taxable interest, other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates, as applicable, on any taxable income or gains that it does not distribute to its shareholders.

Notwithstanding the distribution requirement described above, the IRC imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any under distribution or over distribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and intends to make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, the Fund fails to qualify as a RIC under the IRC or fails to meet the distribution requirement, such Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, will constitute dividends that are taxable to shareholders as dividend income, even though those distributions might otherwise (at least in part) have been treated in the shareholders’ hands as a long-term capital gain or as tax-exempt interest. However, such dividends may be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the portfolio had been liquidated) in order to qualify as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The Fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the IRC (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the ability of the Fund to qualify as a RIC, affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (i) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year), and (ii) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, intends to make the appropriate tax elections, if any, and intends to make the appropriate entries in its books and records when it acquires any zero coupon security, foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and seek to prevent disqualification of the Fund as a RIC.

The Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) marking to market, constructive sales or rules applicable to PFICs (as defined below) or partnerships or trusts in which the Fund invests or to certain options, futures or forward contracts, or “appreciated financial positions,” (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the Fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to such Fund’s shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as capital gain distributions. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income and will not qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT’s current and accumulated earnings and profits. The Tax Reform Bill treats all ordinary REIT dividends (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income eligible for capital gain tax rates) as eligible for a 20% deduction by non-corporate taxpayers. This deduction, if allowed in full, equates to a maximum effective tax rate of 29.6% (37% top rate applied to income after 20% deduction). The Tax Reform Bill does not contain a provision permitting a RIC, such as the Fund, to pass the special character of this income through to its shareholders. Currently, direct investors in REITs will enjoy the lower rate, but investors in RICs that invest in REITs will not. It is uncertain whether future technical corrections or administrative guidance will address this issue to enable the Fund to pass through the special character of “qualified REIT dividends” to shareholders.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of the Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by the Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If the Fund makes the election, the Fund (or its administrative agent) will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the IRC, which may result in the shareholder not getting a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit, but not a deduction, for such foreign taxes. Foreign taxes paid by the Fund will reduce the return from the Fund’s investments.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the IRC. If the Fund is a “qualified fund-of- funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a “qualified fund-of-funds” under the IRC if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

If the Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. The Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to federal corporate income tax (at a maximum rate of 35% for taxable years beginning before January 1, 2018 and at a rate of 21% for taxable years beginning after December 31, 2017), and may also be subject to a state tax, on the amount retained. In that event, the Fund will report such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax for taxable years beginning before January 1, 2018 and the 21% tax for taxable years beginning after December 31, 2017 paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% for taxable years beginning before January 1, 2018 and 79% for taxable years beginning after December 31, 2017 of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends paid by the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income. However, any dividends paid by the Municipal Bond Fund that are properly reported as exempt-interest dividends will not be subject to regular federal income tax.

Special rules may apply, however, to certain dividends paid to individuals. Such a dividend may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently set at a maximum rate of 20%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by the Fund from U.S. corporations and certain foreign corporations, provided that the Fund and the individual satisfy certain holding period requirements and have not hedged their positions in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by the Fund from a REIT or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or other RIC. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

You will receive information at or near the end of each calendar year setting forth the amount of dividends paid by us that are eligible for the reduced rates.

Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends and should have a cost basis in the shares received equal to such amount.

Regular dividends paid by the Fund that are attributable to certain dividends received by the Fund from U.S. corporations may qualify for the federal dividends-received deduction for corporations. The portion of the dividends received from the Fund that qualifies for the dividends-received deduction for corporations will be reduced to the extent that the Fund holds dividend-paying stock for fewer than 46 days (91 days for certain preferred stocks). The Fund’s holding period requirement must be satisfied separately for each dividend during a prescribed period before and after the ex-dividend date and will not include any period during which the Fund has reduced its risk of loss from holding the stock by purchasing an option to sell, granting an option to buy, or entering into a short sale of substantially identical stock or securities, such as securities convertible into the stock. The holding period for stock may also be reduced if the Fund diminishes its risk of loss by holding one or more other positions with respect to substantially similar or related properties. Dividends-received deductions will be allowed only with respect to dividends paid on Fund shares for which a corporate shareholder satisfies the same holding period rules applicable to the Fund, and the deduction is subject to limitations on debt financing at both the Fund and shareholder levels. The Tax Reform Bill repeals the corporate alternative minimum tax for taxable years beginning after December 31, 2017. Corporate shareholders should also consult its tax adviser regarding the possibility that its federal tax basis in its Fund shares may be reduced by the receipt of “extraordinary dividends” from the Fund, and to the extent such basis would be reduced below zero, current recognition of income would be required.

Investors considering buying shares of the Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

Unless a shareholder falls within certain exceptions, the custodian, broker or other administrative agent holding shares in the Fund on a shareholder’s behalf must report to the IRS and furnish to the shareholder the cost basis information for shares of the Fund purchased on or after January 1, 2012 and sold on or after that date. In addition to reporting the gross proceeds from the sale of shares of the Fund, an affected shareholder will receive cost basis information for such shares which will indicate whether these shares had a short-term or long-term holding period. For each sale of shares of the Fund, a shareholder is to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the custodian, broker or other administrative agent holding shares in the Fund will use a default cost basis method they have chosen which should have been communicated to such shareholders. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of shares of the Fund may not be changed after the settlement date of each such sale. Shareholders should consult with your tax advisors to determine the best IRS-accepted cost basis method for your tax situation and to obtain more information about cost basis reporting. Shareholders also should carefully review any cost basis information provided to them and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (i) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (ii) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

If the Fund meets certain requirements, it may pay exempt-interest dividends to its shareholders. Exempt-interest dividends generally are excluded from your gross income for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund will not be deductible for U.S. federal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share of the Fund and if the share is held by the shareholder for six months or fewer, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, will be disallowed. However, the loss disallowance rule for exempt-interest dividends will not apply to any loss incurred on a redemption or exchange of shares of a fund that declares dividends daily and distributes them at least monthly for which your holding period begins after December 22, 2010. In addition, the IRC may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.

Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. Moreover, some or all of the exempt-interest dividends distributed by the Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The Tax Reform Bill repeals the corporate alternative minimum tax for taxable years beginning after December 31, 2017. In addition, the receipt of dividends and distributions from the Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of an S corporation. The IRS may challenge the tax-exempt status of municipal bonds held by municipal bond investments. If the IRS were successful in its challenge, shareholders may be liable for taxes on past and future distributions received with respect to such bonds. Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the IRC or (ii) subject to a federal alternative minimum tax, the federal “branch profits” tax, or the federal “excess net passive income” tax as well as the impact of the Tax Reform Bill.

Certain types of income received by the Fund from real estate mortgage investment conduits (“REMICs”), a REIT that is a taxable mortgage pool or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or other investments may cause the Fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the IRC are Fund shareholders. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues. Under the Tax Reform Bill, tax-exempt entities are not permitted to offset losses from one trade or business against the income or gain of another trade or business. Certain net losses incurred prior to January 1, 2018 are permitted to offset gain and income created by an unrelated trade or business, if otherwise available.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Medicare Contribution Tax. U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their “net investment income”, including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares). “Net investment income” does not include distributions of exempt-interest.

Notices. Shareholders will also receive, if appropriate, various written notices after the close of the Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Backup Withholding. The Fund may be required to withhold at a rate of 24% for tax years beginning After December 31, 2017 and before January 1, 2026, and remit to the U.S. Treasury the amount withheld on amounts payable to shareholders who (i) fail to provide the Fund with their correct taxpayer identification number, (ii) have failed to make required certifications such as that they are not subject to backup withholding or are U.S. persons, or (iii) are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempt. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

Any non-U.S. shareholders in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

Properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) and (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as eligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gains. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

A U.S. withholding tax at a 30% rate is imposed on dividends for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

A distribution from the Fund to foreign shareholders who have held more than 5% of a class of Fund shares at any time during the one-year period ending on the date of distribution is treated as real property gain with certain tax filing requirements applicable, if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund’s assets are invested in REITs and other U.S. real property holding corporations. In such case the foreign shareholder would be subject to a 21% withholding tax with respect to such distribution and such distribution would be treated as income effectively connected with a U.S. trade or business. Such treatment may give rise to an obligation on the part of the foreign shareholder to file a U.S. federal income tax return. Moreover, such distribution may be subject to a 30% branch profits tax in the hands of a foreign shareholder that is a corporation. Restrictions apply regarding wash sales and substitute payment transactions.

If you hold your shares in a tax-qualified retirement account, you generally will not be subject to federal taxation on income and capital gains distribution from the Fund, until you begin receiving payments from your retirement account. You should consult your tax adviser regarding the tax rules that apply to your retirement account.

Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

The foregoing is only a summary of certain material U.S. federal income tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

DISTRIBUTOR

Morgan Stanley Smith Barney LLC, located at 2000 Westchester Avenue, Purchase, New York 10577, serves as the Funds’ distributor pursuant to a written agreement, which was approved by the Trustees of the Trust, including a majority of the Independent Trustees. The distributor may be deemed to be an underwriter for purposes of the 1933 Act. The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributor and may be substantial. The Manager or an affiliate may make similar payments under similar arrangements.

CUSTODIAN AND TRANSFER AGENT

BBH&Co., 50 Post Office Square, Boston, Massachusetts 02110, serves as the Trust’s custodian, fund accountant and administrator. Under its agreements with the Trust, BBH&Co. holds the Trust’s Fund securities, calculates each Fund’s daily NAV, provides various administrative services and keeps all required accounts and records. For its custody services, BBH&Co. receives a monthly fee based upon the month-end market value of securities held in custody and also receives certain securities transaction charges and out-of-pocket expenses.

BNY Mellon Investment Servicing (US) located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as a transfer agent and shareholder services to the Trust to render certain shareholder record keeping and accounting services.

BNY Asset Servicing, located at BNY Mellon Center, 201 Washington Street, Boston, MA 02108-4408, provides shareholder services to the Trust, with respect to maintenance of Morgan Stanley accounts.

FINANCIAL STATEMENTS

The Trust’s Annual Report, and the report of the independent registered public accounting firm, for the fiscal year ended August 31, 2019, is incorporated herein by reference in its entirety. The Annual Report was filed on [                    ], Accession Number [    ].

APPENDIX A—RATINGS OF DEBT OBLIGATIONS

BOND AND NOTE RATINGS

Standard & Poor’s Ratings Service (“Standard & Poor’s”)— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories

BB, B, CCC, CC and C	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)— Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

A-1

C	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)— Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

Short-Term Security Ratings

SP-1	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	Moody’s highest rating for issues having a demand feature —VRDO.

P-1	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

A-2

APPENDIX B

MORGAN STANLEY PATHWAY FUNDS

Proxy Voting Policies and Procedures Pursuant to Rule 38a-1

Under the Investment Company Act of 1940

Rules Summary:

The proxy voting rules are designed to mitigate conflicts of interest for anyone voting a proxy—whether the person/entity voting a proxy on behalf of MS Pathway is the Manager, Sub-adviser, or a third-party.

Rule 30b1-4 under the Investment Company of 1940, as amended, (“1940 Act”) requires MS Pathway to file an annual report on Form N-PX not later than August 31 of each year, containing the Registrant’s proxy voting record for the most recent twelve month period ended June 30.

Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”) requires investment advisers, that exercise voting authority with respect to client securities, to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its clients. And they must describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.

Item 13(f) of Form N-1A requires an investment company to include a description of its proxy voting policies and procedures (or, alternatively, a copy of the policies and procedures themselves) in its SAI.

Items 22(b)(7) and 22(c)(5) of Form N-1A require an investment company to disclose in each annual and semi-annual report transmitted to shareholders that a description of the policies and procedures that the investment company uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; (ii) on the investment company’s website, if applicable; and (iii) on the SEC’s website at www.sec.gov.

Items 13(f), 22(b)(8), and 22(c)(6) of Form N-1A require an investment company to disclose in each registration statement and annual and semi-annual report that information regarding how the investment company voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the investment company’s website at a specified Internet address; or both; and (ii) on the SEC’s website at www.sec.gov.

Policy:

It is MS Pathway’s policy for all proxies to be voted in the best interests of shareholders. The Trust’s administrator has primary responsibility for obtaining proxy voting information from Sub-advisers and/or their third-party service providers, when necessary, and for coordinating with these parties to compile and file Form N-PX on behalf of the Trust.

The Trust has delegated proxy voting responsibilities for securities held by the funds to the Manager and Sub-advisers, as applicable, subject to the Trustees’ general oversight. As a matter of policy, MS Pathway requires its Sub-advisers to vote all proxies. The Trust’s administrator is not responsible for verifying the substantive accuracy of the information provided by the Manager, Sub-advisers or third-party service providers with respect to any fund’s proxy voting record. In delegating proxy responsibilities, the Trustees have directed that proxies be voted consistent with the Trust and its shareholders best interests and in compliance with all applicable proxy voting rules and regulations. The Manager and Sub-advisers have adopted their own proxy voting policies and guidelines for this purpose (collectively, the “Proxy Voting Procedures”). The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of a Fund and the interests of the Manager, Sub-advisers and their affiliates. In the event that a Sub-advisers does not vote a proxy, the Manager’s Proxy Voting Procedures requires ISS, a third-party, to: 1) review the proxy; 2) provide advice on how to vote the proxy, and; 3) vote in accordance with its recommendation.

The Proxy Voting Procedures are provided in Appendix B of this SAI. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the SEC’s website at www.sec.gov and (2) publicly available Smith Barney internet website at www.morganstanley.com/cgcm.

Procedures:

These procedures are intended to document how the Trust complies with the requirements and restrictions of the 1940 Act and the Advisers Act, and the rules and forms thereunder, with respect to the disclosure of proxy voting records, including the annual filing of proxy voting records on Form N-PX.

2.	Web-Based Platform

Proxy voting history will be available on a publicly available Morgan Stanley internet website: (www.morganstanley.com/cgcm).

2. Filing on Form N-PX

The Administrator has the primary responsibility for obtaining the proxy voting information from Sub-advisers and/or their third-party service providers, when necessary, and for coordinating with the Vendor to produce the proxy voting records needed to file Form N-PX on behalf of the Trust. The Trust’s administrator is responsible for beginning the process of gathering such information promptly after June 30 of each year.

The Administrator is responsible for preparing and filing the funds’ reports on Form N-PX in a timely manner. Upon receipt of proxy voting record information from Operations and/or the Vendor, the Administrator will coordinate review, as appropriate, to confirm that the correct entities are covered for the correct periods, and that sufficient information is provided to satisfy the legal requirements for filing on Form N-PX. In connection with any follow-up requests, the Administrator will coordinate between the Manager, any Sub-advisers and their third-party service providers (as applicable), and the Vendor. The Trust’s administrator is responsible for maintaining appropriate records with respect to Form N-PX filings it makes on behalf of the Trust.

3.	Reporting

The Manager will provide, or cause ISS to provide, to the Trust’s administrator or other designee on a timely basis, any and all reports and information necessary to prepare and file Form N-PX or other required SEC filings including the items set forth below under “Recordkeeping.” In connection with the Trustees’ annual review of the Funds’ proxy voting process, the Manager will provide, or cause ISS to provide, any information reasonably requested by the Board of Trustees.

4.	Recordkeeping

The Manager will keep and maintain the following records:

1)	a copy of the Proxy Voting Procedures;

2)	a copy of the ISS Proxy Guidelines;

3)	copies of all proxy statements received regarding underlying portfolio securities held by the Funds (hard copies maintained by ISS or electronic filings from the SEC’s EDGAR system);

4)	identification of each proxy’s issuer including the exchange ticker and CUSIP number (if available);

5)	a record of all votes cast on behalf of the Funds;

6)	copies of any documents used or prepared by the Manager in order to make a decision as to how to vote proxies or that memorialized the basis for the voting decision;

7)	written requests from the Funds’ shareholders for information as to how the Manager voted proxies for the Funds; and

8)	written responses by the Manager to any requests from the Funds’ shareholders for information as to how the Manager voted proxies for the Fund.

These records and other items shall be maintained in an easily-accessible place for at least five (5) years from the end of the fiscal year during which the last entry was made on this record, the first two (2) years in the office of the Manager. Certain records will also be maintained by ISS.

Morgan Stanley Pathway Funds

Sub-Advisers

Fund	Sub-adviser
Large Cap Equity Fund

BlackRock Financial Management, Inc.

ClearBridge Investments, LLC

Columbia Management Investment Advisers, LLC

Delaware Investments Fund Advisers, a member of

Macquarie Investment Management Business Trust

Lazard Asset Management LLC

Lyrical Asset Management LP

Small-Mid Cap Equity Fund	Aristotle Capital Boston, LLC BlackRock Financial Management, Inc. D.F. Dent & Company, Inc. Neuberger Berman Investment Advisers LLC Nuance Investments, LLC Westfield Capital Management Company, L.P.

International Equity Fund

BlackRock Financial Management, Inc.

Causeway Capital Management LLC
Schroder Investment Management North America Inc.

OppenheimerFunds, Inc.

Victory Capital Management, Inc.

Wellington Management Company, LLP

Emerging Markets Equity Fund	BlackRock Financial Management, Inc. Lazard Asset Management LLC Van Eck Associates Corporation

Core Fixed Income Fund	BlackRock Financial Management, Inc. Metropolitan West Asset Management, LLC Western Asset Management Company

High Yield Fund	Eaton Vance Management Western Asset Management Company

International Fixed Income Fund	Pacific Investment Management Company, LLC

Municipal Bond Fund	BlackRock Financial Management, Inc.

Inflation-Linked Fixed Income Fund	Pacific Investment Management Company, LLC

Ultra-Short Term Fixed Income Fund	Pacific Investment Management Company, LLC

Alternative Strategies Fund	N/A

To facilitate locating a sub-adviser’s proxy voting policy, they are included below alphabetically by sub-adviser name.

PART C: OTHER INFORMATION

Item 28.	Exhibits

Exhibit No.	Exhibit

(a)(1)	Amended and Restated Master Trust Agreement, dated December 19, 2013, is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(a)(2)	Form of Amendment No. 1 to the Amended and Restated Master Trust Agreement, dated December 17, 2015, is incorporated by reference to PEA No. 70 to the Registration Statement on Form N-1A filed on December 29, 2015.

(a)(3)	Form of Amendment to Appendix A of the Amended and Restated Master Trust Agreement, dated December 19, 2017, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(a)(4)	Form of Amendment No. 2 to the Amended and Restated Master Trust Agreement, dated December 17, 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(b)(1)	Amended and Restated By-Laws, dated December 1, 2005, is incorporated by reference to PEA No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(b)(2)	Amended and Restated By-Laws, dated December 17, 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(c)	Not Applicable.

(d)(1)	Investment Management Agreement, dated as of October 28, 2009, between the Registrant and Consulting Group Advisory Services LLC (“CGAS”) is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(2)	Amendment to Investment Management Agreement between the Alternative Strategies Fund and CGAS, dated December 20, 2017, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(d)(3)	Investment Advisory Agreement, dated May 20, 2019, between CGAS and Aristotle Capital Boston, LLC (“Aristotle”) relating to Small-Mid Cap Equity Fund, will be filed by Amendment.

(d)(4)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and BlackRock Financial Management, Inc. (“BlackRock”) relating to Core Fixed Income Fund (formerly, Core Fixed Income Investments) is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(5)	Supplement to Investment Advisory Agreement, dated February 22, 2016, between CGAS and BlackRock relating to the addition of the Large Cap Equity Fund and the Small-Mid Cap Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(6)	Supplement to Investment Advisory Agreement, dated July 15, 2015, between CGAS and BlackRock relating to the addition of the International Equity Fund and the Emerging Markets Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(7)	Supplement to Investment Advisory Agreement, dated February 25, 2019, between CGAS and BlackRock relating to the addition of the Municipal Bond Fund will be filed by Amendment.

(d)(8)	Investment Advisory Agreement, May 22, 2014, between CGAS and Causeway Capital Management LLC (“Causeway”) relating to International Equity Fund (formerly, International Equity Investments) is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(d)(9)	Investment Advisory Agreement, dated February 22, 2016, between CGAS and Columbia Management Investment Advisers, LLC (“Columbia”) relating to Large Cap Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(10)	Investment Advisory Agreement, dated October 5, 2016, between CGAS and Eaton Vance Management (“Eaton Vance”) relating to High Yield Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(11)	Investment Advisory Agreement, dated January 4, 2010, between CGAS and Delaware Management Company (“DMC”), a series of Delaware Management Business Trust, relating to Large Capitalization Growth Fund (formerly, Large Capitalization Growth Investments) and Small Capitalization Value Equity Fund (formerly, Small Capitalization Value Equity Investments) is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(d)(12)	Assignment and Assumption of Investment Advisory Agreement, dated May 1, 2013, between CGAS and DMC to Delaware Investments Fund Advisers (“Delaware”) relating to Large Capitalization Growth Fund (formerly, Large Capitalization Growth Investments) and Small Capitalization Value Equity Fund (formerly, Small Capitalization Value Equity Investments) is incorporated by reference to PEA No. 63 to the Registration Statement on Form N-1A filed on December 29, 2014.

(d)(13)	Investment Advisory Agreement, dated January 11, 2016, between CGAS and Delaware relating to Large Cap Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(14)	Investment Advisory Agreement, dated May 20, 2019, between CGAS and D.F. Dent & Company, Inc. (“D.F. Dent”) relating to Small-Mid Cap Equity Fund, will be filed by Amendment.

(d)(15)	Investment Advisory Agreement, dated May 24, 2019, between CGAS and Invesco Advisers, Inc. (“Invesco”) relating to International Equity Fund, will be filed by Amendment.

(d)(16)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Lazard Asset Management LLC (“Lazard”) relating to Emerging Markets Equity Fund (formerly, Emerging Markets Equity Investments - Value Strategy) is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(17)	Investment Advisory Agreement, dated January 31, 2013, between CGAS and Lazard relating to Emerging Markets Equity Fund - Growth Strategy (formerly, Emerging Markets Equity Investments - Growth Strategy) is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(d)(18)	Investment Advisory Agreement, dated February 22, 2016, between CGAS and Lazard relating to Large Cap Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(19)	Investment Advisory Agreement, dated February 22, 2016, between CGAS and Lyrical Asset Management LP (“Lyrical”) relating to Large Cap Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(20)	Investment Advisory Agreement, dated January 1, 2013, between CGAS and McDonnell Investment Management, LLC (“McDonnell”) relating to Municipal Bond Fund (formerly, Municipal Bond Investments) is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(d)(21)	Investment Advisory Agreement, dated February 6, 2013, between CGAS and Metropolitan West Asset Management, LLC (“MetWest”) relating to Core Fixed Income Fund (formerly, Core Fixed Income Investments) is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(d)(22)	Investment Advisory Agreement, dated February 22, 2016, between CGAS and Neuberger Berman Investment Advisers LLC (“Neuberger”) relating to Small-Mid Cap Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(23)	Investment Advisory Agreement, dated May 20, 2019, between CGAS and Nuance Investments, LLC (“Nuance”) relating to Small-Mid Cap Equity Fund, will be filed by Amendment.

(d)(24)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Pacific Investment Management Company LLC (“PIMCO”) relating to International Fixed Income Fund (formerly, International Fixed Income Investments) is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(25)	Supplement to Investment Advisory Agreement, dated April 13, 2012, between CGAS and PIMCO relating to the addition of the International Fixed Income Fund - Emerging Local Bond Strategy (formerly, International Fixed Income Investments - Emerging Local Bond Strategy), is incorporated by reference to PEA No. 59 to the Registration Statement on Form N-1A filed on December 28, 2012.

(d)(26)	Supplement to Investment Advisory Agreement, dated September 15, 2015, between CGAS and PIMCO relating to the removal of the International Fixed Income Fund - Emerging Local Bond Strategy (formerly, International Fixed Income Investments - Emerging Local Bond Strategy), is incorporated by reference to PEA No. 70 to the Registration Statement on Form N-1A filed on December 29, 2015.

(d)(27)	Form of Investment Advisory Agreement, between CGAS and PIMCO relating to Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, is incorporated by reference to PEA No. 70 to the Registration Statement on Form N-1A filed on December 29, 2015.

(d)(28)	Amended Investment Advisory Agreement, dated January 20, 2016, between CGAS and PIMCO relating to the addition of the Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(29)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Schroder Investment Management North America Inc. (“Schroder”) relating to International Equity Fund (formerly, International Equity Investments) is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(30)	Investment Sub-Advisory Agreement, dated August 27, 2007, between Schroder and Schroder Investment Management North America Ltd. (“SIMNA Ltd.”) is incorporated by reference to PEA No. 49 to the Registration Statement on Form N-1A filed on October 26, 2007.

(d)(31)	Investment Advisory Agreement, dated July 20, 2016, between CGAS and Van Eck Associates Corporation (“VanEck”) relating to Emerging Markets Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(32)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Western Asset Management Company (“Western”) relating to Core Fixed Income Fund (formerly, Core Fixed Income Investments) and High Yield Fund (formerly, High Yield Investments), is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(33)	Investment Advisory Agreement, dated October 28, 2009, between CGAS and Westfield Capital Management Company, L.P. (“Westfield”) relating to Large Capitalization Growth Fund (formerly, Large Capitalization Growth Investments) and Small Capitalization Growth Fund (formerly, Small Capitalization Growth Investments) is incorporated by reference to PEA No. 53 to the Registration Statement on Form N-1A filed on December 29, 2009.

(d)(34)	Amendment to Investment Advisory Agreement, dated February 22, 2016, between CGAS and Westfield relating to Small-Mid Cap Equity Fund is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(d)(35)	Investment Advisory Agreement, dated November 20, 2017, between CGAS and ClearBridge Investments, LLC (“ClearBridge”) relating to Large Cap Equity Fund, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(d)(36)	Investment Advisory Agreement, dated November 27, 2017, between CGAS and Victory Capital Management, Inc. (“Victory Capital”) relating to International Equity Fund, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(d)(37)	Investment Advisory Agreement, dated December 4, 2017, between CGAS and Wellington Management Company LLP (“Wellington”) relating to International Equity Fund, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(e)(1)	Distribution Agreement, dated August 29, 2013, between the Registrant and Morgan Stanley Smith Barney LLC is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(f)	Not Applicable.

(g)(1)	Custodian Services Agreement, dated January 1, 2011, between the Trust and Brown Brothers Harriman & Co. (“BBH”) is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(g)(2)	Amendment to Custodian Services Agreement, dated December 17, 2015, between the Trust and BBH, is incorporated by reference to PEA No. 70 to the Registration Statement on Form N-1A filed on December 29, 2015.

(g)(3)	Form of Amended Custodian Services Agreement, dated January 2018, between the Trust and BBH, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(h)(1)	Transfer Agency and Services Agreement, dated as of January 1, 2009, between the Trust and PFPC Inc. (now BNY Mellon Investment Servicing (US)) is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(h)(2)	Administration Agreement, dated December 23, 2010, and effective January 1, 2011, between the Trust and BBH is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(h)(3)	Amendment to Administration Agreement, dated as of May 25, 2011, between the Trust and BBH is incorporated by reference to PEA No. 56 to the Registration Statement on Form N-1A filed on October 21, 2011.

(h)(4)	Amendment to Administration Agreement, dated as of December 17, 2015, between the Trust and BBH, is incorporated by reference to PEA No. 70 to the Registration Statement on Form N-1A filed on December 29, 2015.

(h)(5)	Administrative Services Agreement, dated as of May 12, 2010, between the Trust and Morgan Stanley Smith Barney LLC, is incorporated by reference to PEA No. 55 to the Registration Statement on Form N-1A filed on December 29, 2010.

(h)(6)	Form of Amended Administrative Services Agreement, dated January 2018, between the Trust and BBH, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(i)(1)	Opinion of Willkie Farr & Gallagher LLC, including Consent is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A.

(j)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm, will be filed by Amendment.

(k)	Not Applicable.

(l)	Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to PEA No. 1.

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for CGAS and Consulting Group Capital Markets Funds, dated November 27, 2017, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(p)(2)	Code of Ethics for Aristotle, dated [October 15, 2018], will be filed by Amendment.

(p)(3)	Code of Ethics for BlackRock, dated May 8, 2017, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(p)(4)	Code of Ethics for Causeway, dated June 29, 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(5)	Code of Ethics for ClearBridge, dated May 15, 2017, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(p)(6)	Code of Ethics for Columbia, dated December 27, 2017, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(7)	Code of Ethics for Delaware, dated June 30, 2017, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(p)(8)	Code of Ethics for D.F. Dent, dated [March 2019], will be filed by Amendment.

(p)(9)	Code of Ethics for Eaton Vance, dated October 1, 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(10)	Code of Ethics for Lazard, dated September 1, 2017, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(p)(11)	Code of Ethics for Lyrical, dated, December 2017, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(12)	Code of Ethics for The TCW Group, Inc. (on behalf of MetWest), dated September 10, 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(13)	Code of Ethics for Neuberger, dated January 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(14)	Code of Ethics for Nuance, dated [December 31, 2018], will be filed by Amendment.

(p)(15)	Code of Ethics for OFI, dated September 30, 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(16)	Code of Ethics for PIMCO, dated December 2017, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(17)	Code of Ethics for Schroders, dated February 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(18)	Code of Ethics for Van Eck, dated December 2017, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(19)	Code of Ethics for Victory, dated July 1, 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(p)(20)	Code of Ethics for Wellington, dated April 30, 2017, is incorporated by reference to PEA No. 76 filed on December 29, 2017.

(p)(21)	Code of Ethics for Western, dated January 1, 2016, is incorporated by reference to PEA No. 73 to the Registration Statement on Form N-1A filed on December 22, 2016.

(p)(22)	Code of Ethics for Westfield, dated August 22, 2018, is incorporated by reference to PEA No. 78 filed on December 21, 2018.

(q) (1)	Power of Attorney, dated April 18, 2013, is incorporated by reference to PEA No. 61 to the Registration Statement on Form N-1A filed on December 27, 2013.

(q) (2)	Power of Attorney, dated August 21, 2015, is incorporated by reference to PEA No. 69 to the Registration Statement on Form N-1A filed on October 15, 2015.

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A filed on January 7, 1993.

Item 31.	Business and Other Connections of the Investment Adviser

Investment Manager – The Consulting Group

The Consulting Group and its predecessor have been in the investment consulting business since 1973. The Consulting Group is a division of CGAS. CGAS was formed as a Delaware corporation in September 2005, and was reorganized as a Delaware limited liability company in May 2009. CGAS and the Consulting Group are each businesses of Morgan Stanley.

The list required by this Item 31 of officers and directors of CGAS and the Consulting Group, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years is incorporated by reference to Form ADV filed by CGAS on behalf of Consulting Group pursuant to the Advisers Act (SEC File No. 801-64791).

Sub-adviser – Aristotle Capital Boston, LLC

Aristotle serves as an investment advisor to the Small-Mid Cap Equity Fund. Aristotle serves as an investment advisor to institutional and individual clients. Aristotle’s principal executive offices are located at 125 Summer St., Suite 1220, Boston, MA 02110.

The list required by this this Item 31 of officers and directors of Aristotle, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Aristotle pursuant to the Advisers Act (SEC File No. 801-80368).

Sub-adviser – BlackRock Financial Management, Inc.

BlackRock serves as an investment advisor to the Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Municipal Bond Fund and the Core Fixed Income Fund. BlackRock has been registered as an investment advisor under the Advisers Act since 1988. BlackRock serves as an investment advisor to institutional and retail clients. BlackRock’s principal executive offices are located at Park Ave. Plaza, 55 East 52nd Street, New York, NY 10055.

The list required by this Item 31 of officers and directors of BlackRock, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by BlackRock pursuant to the Advisers Act (SEC File No. 801-48433).

Sub-adviser – Causeway Capital Management LLC

Causeway serves as an investment advisor to the International Equity Fund. Causeway provides investment advisory services to institutions. Causeway’s principal executive offices are located at 11111 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025.

The list required by this Item 31 of officers and directors of Causeway, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Causeway pursuant to the Advisers Act (SEC File No. 801-60343).

Sub-adviser – ClearBridge Investments, LLC

Clearbridge serves as an investment advisor to the Large Cap Equity Fund. ClearBridge provides investment advisory services to individual and institutional clients. ClearBridge’s principal executive offices are located at 620 8th Avenue, 48th Fl, New York, NY 10018.

The list required by this Item 31 of officers and directors of ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act (SEC File No. 801-64710).

Sub-adviser – Columbia Management Investment Advisers, LLC

Columbia serves as an investment advisor to the Large Cap Equity Fund. Columbia provides investment advisory services to institutions. Columbia’s principal executive officers are located at 225 Franklin Street, Boston, MA 02110.

The list required by this Item 31 of officers and directors of Columbia, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Columbia pursuant to the Advisers Act (SEC File No. 801-25943).

Sub-adviser – Delaware Investments Fund Advisers, a member of Macquarie Investment Management Business Trust

Delaware serves as an investment advisor to the Large Cap Equity Fund. Delaware is a wholly-owned subsidiary of Macquarie Affiliated Managers, (USA), Inc., a subsidiary of Macquarie Group Limited and is located at 2005 Market Street, Philadelphia, PA 19103.

The list required by this Item 31 of officers and directors of Delaware, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Delaware pursuant to the Advisers Act (SEC File No. 801-32108).

Sub-adviser – D.F. Dent & Company, Inc.

D.F. Dent serves as an investment advisor to the Small-Mid Cap Equity Fund. D.F. Dent serves as an investment advisor to individuals and institutions. D.F. Dent’s principal executive offices are located at 400 East Pratt St., 7th FloorBaltimore, MD 21202.

The list required by this this Item 31 of officers and directors of D.F. Dent, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by D.F. Dent pursuant to the Advisers Act (SEC File No. 801-11364).

Sub-adviser – Eaton Vance Management

Eaton Vance serves as an investment advisor to the High Yield Fund. Eaton Vance provides investment advisory services to institutions. Eaton Vance’s principal executive officers are located at 2 International Place, Boston, MA 02110.

The list required by this Item 31 of officers and directors of Eaton Vance, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Eaton Vance pursuant to the Advisers Act (SEC File No. 801-15930).

Sub-adviser – Invesco Advisers, Inc.

Invesco serves as an investment advisor to the International Equity Fund. Invesco provides investment advisory services to institutions and individuals. Invesco’s principal executive officers are located at 1555 Peachtree Street, N.E., Atlanta, GA 30309.

The list required by this Item 31 of officers and directors of Invesco, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Invesco pursuant to the Advisers Act (SEC File No. 801-33949).

Sub-adviser – Lazard Asset Management LLC

Lazard serves as an investment advisor to the Large Cap Equity Fund and the Emerging Markets Equity Fund. Lazard provides investment advisory services to individuals and institutions. Lazard’s principal executive offices are located at 30 Rockefeller Plaza, 57th Floor, New York, NY 10112.

The list required by this Item 31 of officers and directors of Lazard, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Lazard pursuant to the Advisers Act (SEC File No. 801-61701).

Sub-adviser – Lyrical Asset Management LP

Lyrical serves as an investment advisor to the Large Cap Equity Fund. Lyrical provides investment advisory services to individuals and institutions. Lyrical’s principal executive offices are located at 250 West 55th Street, 37th Floor, New York, NY 10019.

The list required by this Item 31 of officers and directors of Lyrical, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Lyrical pursuant to the Advisers Act (SEC File No. 801-71099).

Sub-adviser – Metropolitan West Asset Management, LLC

MetWest serves as investment adviser to the Core Fixed Income Fund. MetWest provides investment advisory services to individual and institutional clients. MetWest is a wholly-owned subsidiary of The TCW Group, Inc. MetWest’s principal executive offices are located at 865 S. Figueroa Street, Los Angeles, CA 90017.

The list required by this Item 31 of officers and directors of MetWest, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by MetWest pursuant to the Advisers Act (SEC File No. 801-53332).

Sub-adviser – Neuberger Berman Investment Advisers LLC

Neuberger serves as investment adviser to the Small-Mid Cap Equity Fund. Neuberger provides investment advisory services to individual and institutional clients. Neuberger’s principal executive offices are located at 1290 6th Avenue, New York, NY 10104.

The list required by this Item 31 of officers and directors of Neuberger, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger pursuant to the Advisers Act (SEC File No. 801-3908).

Sub-adviser – Nuance Investments, LLC

Nuance serves as an investment advisor to the Small-Mid Cap Equity Fund. Nuance serves as an investment advisor to individual and institutional clients. Nuance’s principal executive offices are located at 4900 Main Street, Suite 220, Kansas City, MO 64112.

The list required by this this Item 31 of officers and directors of Nuance, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Nuance pursuant to the Advisers Act (SEC File No. 801-69682).

Sub-adviser – Pacific Investment Management Company LLC

PIMCO serves as an investment advisor to the International Fixed Income Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund. PIMCO has been registered as an investment advisor under the Advisers Act since 1971. PIMCO serves as an investment advisor to institutional and retail clients. PIMCO’s principal executive offices are located at 650 Newport Center Drive, Newport Beach, CA 92660.

The list required by this Item 31 of officers and directors of PIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by PIMCO pursuant to the Advisers Act (SEC File No. 801-48187).

Sub-adviser – Schroder Investment Management North America Inc.

Schroder serves as investment adviser to the International Equity Fund. Schroder provides investment advisory services to individual and institutional clients. Schroder’s principal executive offices are located at 875 Third Avenue, 22nd Floor, New York, NY 10022.

The list required by this Item 31 of officers and directors of Schroder, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Schroder pursuant to the Advisers Act (SEC File No. 801-15834).

Sub-adviser – Van Eck Associates Corporation

VanEck serves as investment adviser to the Emerging Markets Equity Fund. VanEck provides investment advisory services to individual and institutional clients. VanEck’s principal executive offices are located at 666 Third Avenue, New York, NY 10017.

The list required by this Item 31 of officers and directors of VanEck, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VanEck pursuant to the Advisers Act (SEC File No. 801-21340).

Sub-adviser – Victory Capital Management, Inc.

Victory Capital serves as investment adviser to the International Equity Fund. Victory Capital provides investment advisory services to individual and institutional clients. Victory Capital’s principal executive offices are located at 4900 Tiederman Rd., Brooklyn, OH 44118.

The list required by this Item 31 of officers and directors of Victory Capital, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Victory Capital pursuant to the Advisers Act (SEC File No. 801-46878).

Sub-adviser Wellington Management Company, LLP

Wellington serves as investment advisor to the International Equity Fund. Wellington provides investment advisory services to individual and institutional clients. Wellington’s principal executive offices are located at 280 Congress St., Boston, MA 02110.

The list required by this Item 31 of officers and directors of Wellington, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Wellington pursuant to the Advisers Act (SEC File No. 801-15908).

Sub-adviser – Western Asset Management Company

Western serves as investment advisor to the Core Fixed Income Fund and High Yield Fund. Western has been registered as an investment advisor under the Advisers Act since 1971. Western serves as an investment advisor to institutional and retail clients. Western’s principal executive offices are located at 385 E. Colorado Blvd., Pasadena, CA 91101.

The list required by this Item 31 of officers and directors of Western, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Western pursuant to the Advisers Act (SEC File No. 801-8162).

Sub-adviser – Westfield Capital Management Company, L.P.

Westfield serves as an investment advisor to the Small-Mid Cap Equity Fund. Westfield is the investment adviser of various institutional clients. Westfield’s principal executive offices are located One Financial Center, 23rd Floor, Boston, MA 02111.

The list required by this Item 31 of officers and directors of Westfield, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Westfield pursuant to the Advisers Act (SEC File No. 801-69413).

Item 32.	Principal Underwriters

(a)	Morgan Stanley, the distributor of the Registrant, is the distributor for each series of Consulting Group Capital Markets Funds.

(b)

The information required by this Item 32 with respect to each trustee, officer and partner of Morgan Stanley is incorporated by reference to Schedule A of Form BD filed by Morgan Stanley pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-68191).

(c)	Not applicable.

Item 33.	Location of Accounts and Records

Consulting Group Capital Markets Funds

2000 Westchester Avenue

Purchase, NY 10577

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Morgan Stanley Smith Barney LLC

2000 Westchester Avenue

Purchase, NY 10577

Consulting Group Advisory Services LLC

2000 Westchester Avenue

Purchase, NY 10577

BNY Investment Servicing (US)

P.O. Box 9699

Providence, RI 02940-9699

BNY Asset Servicing

BNY Mellon Center

201 Washington Street

Boston, MA 02108-4408

Aristotle Capital Boston, LLC

125 Summer St., Suite 1220

Boston, MA 02110

BlackRock Financial Management, Inc.

Park Ave. Plaza

55 East 52nd Street

New York, NY 10055

Causeway Capital Management LLC

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

ClearBridge Investments, LLC

620 8th Avenue, 48th Fl

New York, NY 10018

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Delaware Investments Fund Advisers

2005 Market Street

Philadelphia, PA 19103

D.F. Dent & Company, Inc.

400 East Pratt St., 7th Floor

Baltimore, MD 21202

Eaton Vance Management

2 International Place

Boston, MA 02110

Invesco Advisers, Inc.

1555 Peachtree Street, N.E.

Atlanta, GA 30309

Lazard Asset Management LLC

30 Rockefeller Plaza, 57th Floor

New York, NY 10112

Lyrical Asset Management LP

250 West 55th Street, 37th Floor

New York, NY 10019

Metropolitan West Asset Management, LLC

865 S. Figueroa Street

Los Angeles, CA 90017

Neuberger Berman Investment Advisers LLC

1290 6th Avenue

New York, NY 10104

Nuance Investments, LLC

4900 Main Street, Suite 220,

Kansas City, MO 64112

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Schroder Investment Management North America Inc.

875 Third Avenue, 22 Floor

New York, NY 10022

Van Eck Associates Corporation

666 Third Avenue

New York, NY 10017

Victory Capital Management, Inc.

4900 Tiederman Rd.

Brooklyn, OH 44118

Wellington Management Company, LLP

280 Congress St.

Boston, MA 02110

Western Asset Management Company

385 E. Colorado Blvd.

Pasadena, CA 91101

Westfield Capital Management Company, L.P.

One Financial Center, 23rd Floor

Boston, MA 02111

Item 34.	Management Services

Not Applicable.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment No. 80 to its registration statement on Form N-1A to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 24th day of October, 2019.

MORGAN STANLEY PATHWAY FUNDS

By:	/s/ Paul Ricciardelli
Paul Ricciardelli, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Paul Ricciardelli	Trustee and Chief Executive Officer	October 24, 2019
Paul Ricciardelli

/s/ Francis Smith	Chief Financial Officer	October 24, 2019
Francis Smith

	Trustee	October 24, 2019
Adela Cepeda**

	Trustee	October 24, 2019
W. Thomas Matthews**

	Trustee	October 24, 2019
Eric McKissack*

	Trustee	October 24, 2019
Mark J. Reed**

*	Signed pursuant to a power of attorney dated April 18, 2013.
**	Signed pursuant to a power of attorney dated August 21, 2015.

/s/ Eric Metallo
Eric Metallo, Attorney-in-Fact Secretary	October 24, 2019